Schedule of Investments
(unaudited)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 11 Ltd., Series 2021-11A, Class D1R,
(3-mo. CME Term SOFR at 2.85% Floor +
2.85%), 6.81%, 10/15/38
(a) (b)
........... USD 1,000 $ 962,636
AGL CLO 34 Ltd., Series 2024-34A, Class A1,
(3-mo. CME Term SOFR at 1.34% Floor +
1.34%), 5.20%, 01/22/38
(a) (b)
........... 1,000 1,003,349
AGL CLO 37 Ltd., Series 2024-37A, Class A1,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 5.10%, 04/22/38
(a) (b)
........... 2,000 2,004,033
AIMCO CLO 11 Ltd.
(a)(b)
Series 2020-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.22%, 07/17/37 ................. 2,000 2,008,258
Series 2020-11A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.78%, 07/17/37 ................. 1,000 1,003,944
AIMCO CLO 15 Ltd., Series 2021-15A, Class
D1R, (3-mo. CME Term SOFR at 2.75% Floor
+ 2.75%), 6.63%, 04/17/38
(a) (b)
.......... 1,500 1,500,699
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class C, (3-mo. CME Term SOFR at
0.00% Floor + 2.51%), 6.42%, 04/15/34
(a) (b)
. 1,000 1,001,526
Anchorage Capital CLO 32 Ltd., Series 2025-
32A, Class D, (3-mo. CME Term SOFR at
3.95% Floor + 3.95%), 8.07%, 07/15/37
(a) (b)
. 1,000 1,009,824
Apidos CLO XXXVII, Series 2021-37A, Class
A, (3-mo. CME Term SOFR at 1.13% Floor +
1.39%), 5.25%, 10/22/34
(a) (b)
........... 6,200 6,206,201
Arbour CLO VI DAC, Series 6X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.26%, 11/15/37
(a) (c)
................. EUR 100 117,930
Ares Loan Funding V Ltd., Series 2024-ALF5A,
Class A1, (3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.36%, 07/27/37
(a) (b)
...... USD 1,000 1,003,284
Ballyrock CLO 14 Ltd., Series 2020-14A, Class
A1AR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.26%, 07/20/37
(a) (b)
...... 1,000 1,003,513
Ballyrock CLO 16 Ltd., Series 2021-16A, Class
A1R, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.15%), 5.03%, 04/20/38
(a) (b)
.......... 1,500 1,498,037
Ballyrock CLO 22 Ltd., Series 2024-22A, Class
A2, (3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 5.85%, 04/15/37
(a) (b)
........... 1,000 1,004,208
Ballyrock CLO 26 Ltd., Series 2024-26A, Class
A1A, (3-mo. CME Term SOFR at 1.51% Floor
+ 1.51%), 5.37%, 07/25/37
(a) (b)
.......... 1,150 1,153,652
Ballyrock CLO 27 Ltd., Series 2024-27A, Class
A1A, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.21%, 10/25/37
(a) (b)
.......... 2,500 2,510,683
Ballyrock CLO Ltd., Series 2019-2A, Class A1R3,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 5.13%, 10/25/38
(a) (b)
........... 2,000 2,003,600
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE5, Class 1A4, (1-mo. CME
Term SOFR at 0.30% Floor + 0.41%), 4.15%,
06/25/47
(a)
....................... 804 801,628
Benefit Street Partners CLO Ltd., Series 2015-
6BR, Class A1R, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 5.06%, 04/20/38
(a) (b)
. 1,000 999,606
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1R, (3-mo. CME Term
SOFR at 1.53% Floor + 1.53%), 5.41%,
07/20/37
(a) (b)
...................... 1,020 1,023,410
Benefit Street Partners CLO X Ltd., Series 2016-
10A, Class BR3, (3-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.73%, 07/20/38
(a) (b)
. 1,250 1,254,170
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XXXVIII Ltd., Series
2024-38A, Class A, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.17%, 01/25/38
(a) (b)
USD 1,500 $ 1,505,303
Bethpage Park CLO Ltd., Series 2021-1A, Class
A, (3-mo. CME Term SOFR at 1.13% Floor +
1.39%), 5.30%, 01/15/35
(a) (b)
........... 1,000 1,000,131
Birch Grove CLO 12 Ltd., Series 2025-12A,
Class A1, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 5.03%, 04/22/38
(a) (b)
...... 1,500 1,498,835
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%), 5.14%,
01/19/38 ...................... 2,950 2,955,529
Series 2021-3A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.48%,
01/19/38 ...................... 1,000 1,001,876
Birch Grove CLO 9 Ltd., Series 2024-9A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.56%, 10/22/37
(a) (b)
........... 1,000 1,002,720
BlueMountain CLO XXV Ltd., Series 2019-25A,
Class A1RR, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.25%, 01/15/38
(a) (b)
. 2,000 2,006,438
Bridge Street CLO VI Ltd., Series 2025-2A, Class
A1, (3-mo. CME Term SOFR at 1.28% Floor +
1.28%), 5.13%, 01/15/39
(a) (b)
........... 1,500 1,503,787
Bryant Park Funding Ltd., Series 2023-21A,
Class AR, (3-mo. CME Term SOFR at 1.27%
Floor + 1.27%), 5.18%, 10/18/38
(a) (b)
...... 2,000 2,004,419
Canyon CLO Ltd., Series 2020-3A, Class A1R,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.30%, 10/15/37
(a) (b)
........... 1,000 1,003,813
Capital Four CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.32%, 10/25/37
(a) (c)
................. EUR 100 117,921
Carlyle US CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.27%, 10/21/37 ................. USD 2,500 2,510,211
Series 2019-2A, Class AR2, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.26%,
10/15/37 ...................... 1,500 1,505,395
Series 2021-3SA, Class A1, (3-mo. CME Term
SOFR at 1.06% Floor + 1.32%), 5.23%,
04/15/34 ...................... 700 701,155
Series 2021-11A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
5.27%, 07/25/37 ................. 2,999 3,009,482
CarVal CLO I Ltd., Series 2018-1A, Class BR,
(3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 5.74%, 07/16/31
(a) (b)
........... 1,500 1,500,406
CarVal CLO VC Ltd., Series 2021-2A, Class C,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 6.37%, 10/15/34
(a) (b)
........... 1,000 1,001,592
CarVal CLO X-C Ltd., Series 2024-2A, Class A,
(3-mo. CME Term SOFR at 1.46% Floor +
1.46%), 5.34%, 07/20/37
(a) (b)
........... 1,000 1,003,511
CIFC Funding 2017-I Ltd., Series 2017-1A, Class
DRR, (3-mo. CME Term SOFR at 3.70% Floor
+ 3.70%), 7.57%, 04/21/37
(a) (b)
.......... 1,000 1,000,553
CIFC Funding 2018-IV Ltd., Series 2018-4A,
Class AR, (3-mo. CME Term SOFR at 1.22%
Floor + 1.22%), 5.10%, 01/17/38
(a) (b)
...... 1,600 1,603,017
CIFC Funding 2021-IV Ltd., Series 2021-4A,
Class AR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.22%, 07/23/37
(a) (b)
...... 2,000 2,007,182

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
(a)(b)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.23%, 10/24/37 ................. USD 3,000 $ 3,009,003
Series 2015-4A, Class A1A2, (3-mo. CME
Term SOFR at 1.33% Floor + 1.33%),
5.22%, 04/20/34 ................. 1,980 1,983,390
Series 2017-1A, Class ARR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.42%, 04/21/37 ................. 2,000 2,007,058
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 5.14%,
10/15/38 ...................... 1,000 1,002,023
Series 2024-2A, Class A1, (3-mo. CME Term
SOFR at 1.52% Floor + 1.52%), 5.38%,
04/22/37 ...................... 2,000 2,006,992
Series 2024-3A, Class A1, (3-mo. CME Term
SOFR at 1.48% Floor + 1.48%), 5.35%,
07/21/37 ...................... 2,000 2,007,334
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.72%,
07/21/37 ...................... 1,000 1,005,048
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
5.41%, 04/20/37 ................. 4,000 4,013,436
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
6.33%, 04/20/37 ................. 1,000 1,005,463
Diameter Capital CLO 10 Ltd., Series 2025-10A,
Class A, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.19%, 04/20/38
(a) (b)
...... 5,500 5,516,960
Diameter Capital CLO 7 Ltd., Series 2024-7A,
Class A1A, (3-mo. CME Term SOFR at 1.48%
Floor + 1.48%), 5.36%, 07/20/37
(a) (b)
...... 1,225 1,228,648
Diameter Capital CLO 9 Ltd., Series 2025-9A,
Class A, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 5.05%, 04/20/38
(a) (b)
...... 2,500 2,498,669
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (3-mo. CME Term SOFR at
0.00% Floor + 2.11%), 6.02%, 04/15/29
(a) (b)
. 1,000 1,002,342
Eaton Vance CLO Ltd., Series 2015-1A, Class
CR, (3-mo. CME Term SOFR at 0.00% Floor +
2.16%), 6.05%, 01/20/30
(a) (b)
........... 763 765,599
Elmwood CLO 26 Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.50% Floor +
1.50%), 5.38%, 04/18/37
(a) (b)
........... 1,000 1,003,206
Elmwood CLO I Ltd., Series 2019-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.52%
Floor + 1.52%), 5.40%, 04/20/37
(a) (b)
...... 1,700 1,705,875
Elmwood CLO II Ltd., Series 2019-2A, Class
A1RR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.23%, 10/20/37
(a) (b)
...... 2,000 2,006,931
Elmwood CLO VII Ltd., Series 2020-4A, Class
A1RR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.24%, 10/17/37
(a) (b)
...... 3,000 3,010,668
Elmwood CLO XII Ltd., Series 2021-5A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.60%, 10/15/37
(a) (b)
........... 3,000 3,010,995
Fidelity Grand Harbour CLO DAC, Series 2021-
1X, Class D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 5.61%, 10/15/34
(a) (c)
.......... EUR 400 472,246
Flatiron CLO 28 Ltd., Series 2024-1A, Class CR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.60%, 07/15/36
(a) (b)
........... USD 1,000 1,001,007
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Golub Capital Partners 48 LP, Series 2020-48A,
Class A1R, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.19%, 04/17/38
(a) (b)
...... USD 1,750 $ 1,755,767
Golub Capital Partners CLO 58B-R Ltd., Series
2021-58A, Class A1R, (3-mo. CME Term
SOFR at 1.28% Floor + 1.28%), 5.51%,
10/25/37
(a) (b)
...................... 1,000 1,002,504
Golub Capital Partners CLO 76 B Ltd., Series
2024-76A, Class A1, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.23%, 10/25/37
(a) (b)
1,500 1,505,457
Golub Capital Partners CLO Ltd., Series 2019-
41A, Class AR2, (3-mo. CME Term SOFR at
1.33% Floor + 1.33%), 5.21%, 07/20/38
(a) (b)
. 2,625 2,634,090
Greene King Finance plc, Series B1, (Sterling
Overnight Index Average + 1.92%), 5.65%,
12/15/34
(a)
....................... GBP 100 123,857
HalseyPoint CLO 4 Ltd.
(a)(b)
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 5.37%,
04/20/34 ...................... USD 3,000 3,001,584
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 5.90%,
04/20/34 ...................... 700 701,247
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
A1A, (3-mo. CME Term SOFR at 1.21% Floor
+ 1.47%), 5.31%, 01/30/35
(a) (b)
.......... 1,500 1,501,025
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
CR, (3-mo. CME Term SOFR at 2.05% Floor +
2.05%), 5.93%, 01/20/38
(a) (b)
........... 1,000 1,004,694
Henley CLO IV DAC, Series 4X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%), 5.06%,
04/25/34
(a) (c)
...................... EUR 400 471,078
Kennedy Lewis CLO 13 Ltd., Series 2023-13A,
Class A1, (3-mo. CME Term SOFR at 1.80%
Floor + 1.80%), 5.67%, 01/20/37
(a) (b)
...... USD 1,000 1,000,401
Kennedy Lewis CLO 5 Ltd., Series 5A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 5.86%, 07/22/37
(a) (b)
........... 1,500 1,505,088
Kennedy Lewis CLO 8 Ltd., Series 8A, Class
A1R2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.26%, 01/20/38
(a) (b)
...... 2,000 2,007,234
Kennedy Lewis CLO 9 Ltd., Series 9A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.23%, 01/20/38
(a) (b)
........... 1,000 1,003,358
Legacy Mortgage Asset Trust, Series 2019-SL2,
Class A, 3.38%, 02/25/59
(a) (b)
........... 614 597,090
Madison Park Funding LXXI Ltd., Series 2025-
71A, Class A1, (3-mo. CME Term SOFR at
1.14% Floor + 1.14%), 5.00%, 04/23/38
(a) (b)
. 2,000 1,997,346
Madison Park Funding XXXVII Ltd., Series 2019-
37A, Class AR2, (3-mo. CME Term SOFR at
1.53% Floor + 1.53%), 5.43%, 04/15/37
(a) (b)
. 1,000 1,003,524
Marathon CLO Ltd., Series 2020-15A, Class
C1R3, (3-mo. CME Term SOFR at 3.20%
Floor + 3.20%), 7.05%, 08/15/37
(a) (b)
...... 1,500 1,507,532
MidOcean Credit CLO XV Ltd., Series 2024-15A,
Class A1, (3-mo. CME Term SOFR at 1.53%
Floor + 1.53%), 5.40%, 07/21/37
(a) (b)
...... 1,500 1,504,784
Morgan Stanley ABS Capital I, Inc. Trust, Series
2007-HE6, Class A2, (1-mo. CME Term SOFR
at 0.28% Floor + 0.39%), 3.99%, 05/25/37
(a)
. 1,874 1,715,773
New Mountain CLO 1 Ltd., Series CLO-1A, Class
DRR, (3-mo. CME Term SOFR at 2.85% Floor
+ 2.85%), 6.75%, 01/15/38
(a) (b)
.......... 1,000 1,004,266

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
New Mountain CLO 2 Ltd., Series CLO-2A, Class
A1R, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.26%, 01/15/38
(a) (b)
.......... USD 1,600 $ 1,605,859
New Mountain CLO 3 Ltd., Series CLO-3A, Class
A1R, (3-mo. CME Term SOFR at 1.33% Floor
+ 1.33%), 5.21%, 10/20/38
(a) (b)
.......... 2,500 2,506,946
New Mountain CLO 7 Ltd., Series CLO-7A, Class
A1, (3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.08%, 03/31/38
(a) (b)
........... 1,500 1,499,840
Oaktree CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.26%, 01/20/38 ................. 2,000 2,007,448
Series 2024-27A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.51%,
10/22/37 ...................... 1,000 1,002,455
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class AR3, (3-mo. CME
Term SOFR at 1.31% Floor + 1.31%),
5.17%, 01/26/38 ................. 2,000 2,007,042
Series 2016-12A, Class A1R3, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.25%, 10/18/37 ................. 1,065 1,068,868
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class DR, (3-mo. CME Term SOFR
at 3.35% Floor + 3.61%), 7.50%, 01/20/35
(a) (b)
1,000 993,399
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 5.62%, 01/21/38
(a) (b)
...... 1,000 1,002,334
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.20%, 01/20/38
(a) (b)
...... 4,330 4,343,594
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR2, (3-mo. CME Term SOFR at 1.29%
Floor + 1.29%), 5.15%, 01/22/38
(a) (b)
...... 2,000 2,006,226
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class A1R2, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 5.16%, 07/19/38
(a) (b)
. 2,000 2,005,476
OHA Credit Partners XI Ltd.
(a)(b)
Series 2015-11A, Class CR2, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
6.08%, 04/20/37 ................. 1,500 1,507,035
Series 2015-11A, Class D1R2, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
6.98%, 04/20/37 ................. 1,200 1,205,378
OHA Credit Partners XVI, Series 2021-16A,
Class AR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.23%, 10/18/37
(a) (b)
...... 2,950 2,960,308
OHA Loan Funding Ltd., Series 2015-1A, Class
A1R4, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.13%, 10/19/38
(a) (b)
...... 5,000 5,012,465
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(d)
...... 670 582,620
Palmer Square CLO Ltd.
(a)(b)
Series 2021-3A, Class D1R, (3-mo. CME
Term SOFR at 2.80% Floor + 2.80%),
6.70%, 10/15/38 ................. 1,000 1,002,135
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.23%,
07/20/37 ...................... 2,500 2,508,565
Series 2025-1A, Class D1, (3-mo. CME Term
SOFR at 2.45% Floor + 2.45%), 6.33%,
04/20/38 ...................... 2,500 2,511,148
Pikes Peak CLO 12 Ltd., Series 2023-12A, Class
AR, (3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 5.10%, 04/20/38
(a) (b)
........... 4,000 4,006,513
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Pikes Peak CLO 3, Series 2019-3A, Class CRR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.27%, 10/25/34
(a) (b)
........... USD 1,000 $ 1,001,568
PPM CLO Ltd., Series 2018-1A, Class C, (3-mo.
CME Term SOFR at 2.15% Floor + 2.41%),
6.32%, 07/15/31
(a) (b)
................. 1,000 1,002,814
Providus CLO II DAC, Series 2X, Class DRR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.21%, 10/15/38
(a) (c)
................. EUR 100 117,578
Providus CLO VI DAC, Series 6X, Class D,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.25%, 05/20/34
(a) (c)
................. 400 471,651
Rad CLO 25 Ltd., Series 2024-25A, Class A1,
(3-mo. CME Term SOFR at 1.46% Floor +
1.46%), 5.34%, 07/20/37
(a) (b)
........... USD 1,000 1,003,313
Rad CLO 27 Ltd., Series 2024-27A, Class A1,
(3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.22%, 01/15/38
(a) (b)
........... 1,500 1,505,504
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(3-mo. CME Term SOFR at 3.00% Floor +
3.26%), 7.17%, 01/15/35
(a) (b)
........... 1,000 996,160
Reese Park CLO Ltd., Series 2020-1A, Class
ARR, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.22%, 01/15/38
(a) (b)
.......... 2,000 2,007,802
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.28%, 07/17/37
(a) (b)
........... 3,500 3,511,396
Regatta XIX Funding Ltd., Series 2022-1A, Class
BR, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.48%, 10/20/38
(a) (b)
........... 1,000 1,003,369
Regatta XVIII Funding Ltd.
(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME Term
SOFR at 1.16% Floor + 1.16%), 5.06%,
04/15/38 ...................... 2,000 1,999,113
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%), 5.45%,
04/15/38 ...................... 1,100 1,102,853
Regatta XX Funding Ltd., Series 2021-2A, Class
AR, (3-mo. CME Term SOFR at 1.18% Floor +
1.18%), 5.08%, 01/15/38
(a) (b)
........... 3,000 2,999,100
Riserva CLO Ltd., Series 2016-3A, Class DRR,
(3-mo. CME Term SOFR at 3.25% Floor +
3.51%), 7.40%, 01/18/34
(a) (b)
........... 1,000 975,243
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
6.25%, 04/20/34 ................. 1,000 1,001,581
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 6.35%,
10/20/31 ...................... 500 501,444
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.15%,
07/20/34 ...................... 1,000 1,001,592
RR 21 Ltd., Series 2022-21A, Class A1AR,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.30%, 07/15/39
(a) (b)
........... 1,000 1,003,282
RR 29 Ltd., Series 2024-29RA, Class A1R,
(3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.29%, 07/15/39
(a) (b)
........... 1,000 1,003,980
RR 38 Ltd., Series 2025-38A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor + 1.15%),
5.05%, 04/15/40
(a) (b)
................. 2,770 2,767,230
Sagard-HalseyPoint CLO 10 Ltd., Series 2025-
10A, Class A1, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.23%, 10/20/38
(a) (b)
. 1,500 1,504,476

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A1R, (3-mo. CME Term SOFR at 1.39% Floor
+ 1.39%), 5.27%, 10/20/37
(a) (b)
.......... USD 5,600 $ 5,620,311
Silver Point CLO 1 Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.20%, 01/20/38
(a) (b)
.......... 3,000 3,010,812
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.53%, 04/15/37
(a) (b)
........... 2,000 2,006,553
Silver Point CLO 5 Ltd.
(a)(b)
Series 2024-5A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.63%,
10/20/37 ...................... 2,500 2,507,683
Series 2024-5A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.10%), 5.98%,
10/20/37 ...................... 1,750 1,758,215
Series 2024-5A, Class D1, (3-mo. CME Term
SOFR at 3.25% Floor + 3.25%), 7.13%,
10/20/37 ...................... 1,500 1,495,863
Silver Point CLO 7 Ltd.
(a)(b)
Series 2024-7A, Class A1, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.26%,
01/15/38 ...................... 3,000 3,010,695
Series 2024-7A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.75%,
01/15/38 ...................... 1,000 1,003,358
Silver Point CLO 9 Ltd., Series 2025-9A, Class
A1, (3-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.81%, 03/31/38
(a) (b)
........... 2,500 2,508,319
Sixth Street CLO XII Ltd., Series 2018-12A,
Class BR2, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.37%, 01/17/39
(a) (b)
...... 2,550 2,556,176
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class BR2, (3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.37%, 01/20/38
(a) (b)
...... 2,815 2,821,982
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 5.03%, 04/17/38
(a) (b)
...... 2,500 2,496,878
Sona Fios CLO III DAC, Series 3X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.25%, 04/20/37
(a) (c)
................. EUR 140 165,815
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.53%,
04/20/37 ...................... USD 1,000 1,003,605
Series 2023-3A, Class CR, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.48%,
04/20/37 ...................... 2,000 2,010,560
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 5.29%, 01/15/34
(a) (b)
........... 2,000 2,000,621
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class CR, (3-mo. CME Term
SOFR at 2.50% Floor + 2.50%), 6.36%,
04/25/37 ...................... 600 603,113
Series 2018-11A, Class DR, (3-mo. CME Term
SOFR at 3.70% Floor + 3.70%), 7.56%,
04/25/37 ...................... 1,050 1,057,127
Trestles CLO VII Ltd., Series 2024-7A, Class A1,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.24%, 10/25/37
(a) (b)
........... 1,000 1,003,540
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.28%,
07/23/37 ...................... 1,000 1,003,518
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class A, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 5.34%,
10/25/34 ...................... USD 1,000 $ 1,000,680
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.61%,
01/25/38 ...................... 1,250 1,252,266
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.35%, 07/23/37
(a) (b)
........... 4,000 4,013,800
Trinitas CLO XXV Ltd., Series 2023-25A, Class
A1, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 5.71%, 01/23/37
(a) (b)
........... 2,000 2,003,663
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
.................. GBP 130 183,626
Voya CLO Ltd., Series 2025-4A, Class A1, (3-mo.
CME Term SOFR at 1.29% Floor + 1.29%),
5.19%, 10/15/38
(a) (b)
................. USD 2,000 2,005,849
Warwick Capital CLO 4 Ltd., Series 2024-4A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.28%, 07/20/37
(a) (b)
...... 3,500 3,513,398
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.25%, 10/24/37 ................. 3,807 3,820,466
Series 2020-2A, Class BR2, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.62%,
10/24/37 ...................... 1,000 1,001,502
Whitebox CLO III Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.27% Floor
+ 1.27%), 5.17%, 10/15/35
(a) (b)
.......... 4,100 4,099,898
Total Asset-Backed Securities — 20 .7%
(Cost: $ 265,522,616 ) .............................. 266,694,654
Shares
Shares
Common Stocks
Commercial Services & Supplies — 0.0%
WOM New Holdco
(e) (f)
.................. 416 9,568
Financial Services — 0.0%
Aimbridge Topco LLC
(e) (f)
................ 1,261 84,802
Food Products — 0.0%
H-Food Holdings LLC
(e)
................. 2,065 31,146
Hotels, Restaurants & Leisure — 0.0%
(e)(f)
Fortrex Holdings LLC .................. 1,793 48,411
New Topco
(g)
........................ 3,743 —
48,411
IT Services — 0.1%
Travelport Technology Ltd.
(e) (f)
............. 100 293,868
Machinery — 0.0%
Ameriforge Group, Inc.
(e) (f)
............... 283 —
Media — 0.0%
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 0 )
(e) (f) (h)
............... 826 92,512
Metals & Mining — 0.0%
Constellium SE , Class A
(e)
............... 3,599 67,841

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP ................... 5,083 $ 83,819
Enterprise Products Partners LP ........... 1,023 32,797
116,616
Specialized REITs — 0.0%
VICI Properties, Inc. ................... 3,407 95,805
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.
(e) (f)
.............. 5,686 39,802
Wireless Telecommunication Services — 0.0%
Altice France Lux 3
(e)
.................. 7,853 138,304
Total Common Stocks — 0 .1%
(Cost: $ 915,473 ) ................................. 1,018,675
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.2%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 35 36,219
ATI, Inc.
5.88% , 12/01/27 ................... 23 23,027
7.25% , 08/15/30 ................... 19 20,073
5.13% , 10/01/31 ................... 81 81,054
Axon Enterprise, Inc., 6.25%, 03/15/33
(b)
..... 10 10,403
Bombardier, Inc.
(b)
8.75% , 11/15/30 ................... 122 131,810
7.25% , 07/01/31 ................... 4 4,263
7.00% , 06/01/32 ................... 28 29,586
6.75% , 06/15/33 ................... 40 42,279
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
... 13 12,800
Carpenter Technology Corp., 5.63%, 03/01/34
(b)
34 34,535
Czechoslovak Group A/S, 5.25%, 01/10/31
(c)
.. EUR 480 583,839
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(b)
................. USD 200 202,022
Goat Holdco LLC, 6.75%, 02/01/32
(b)
....... 30 30,812
TransDigm, Inc.
(b)
6.75% , 08/15/28 ................... 108 109,903
6.38% , 03/01/29 ................... 122 125,815
6.63% , 03/01/32 ................... 115 119,648
6.00% , 01/15/33 ................... 108 110,535
6.38% , 05/31/33 ................... 144 147,762
6.25% , 01/31/34 ................... 23 23,867
6.75% , 01/31/34 ................... 227 236,462
2,116,714
Air Freight & Logistics — 0.0%
(b)
Rand Parent LLC, 8.50%, 02/15/30 ........ 26 27,088
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 12 12,700
39,788
Automobile Components — 0.4%
Allison Transmission, Inc., 5.88%, 12/01/33
(b)
.. 33 33,481
American Axle & Manufacturing, Inc.
(b)
6.38% , 10/15/32 ................... 19 19,351
7.75% , 10/15/33 ................... 19 19,353
Clarios Global LP
6.75% , 05/15/28
(b)
.................. 89 91,259
6.75% , 02/15/30
(b)
.................. 72 75,154
4.75% , 06/15/31
(c)
.................. EUR 371 442,207
6.75% , 09/15/32
(b)
.................. USD 116 120,291
Dana, Inc.
4.25% , 09/01/30 ................... 12 11,619
4.50% , 02/15/32 ................... 17 16,318
Dometic Group AB, 5.00%, 09/11/30
(c)
...... EUR 204 244,035
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Forvia SE
5.50% , 06/15/31
(c)
.................. EUR 738 $ 897,314
6.75% , 09/15/33
(b)
.................. USD 200 206,515
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
9 9,566
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 45 44,462
6.63% , 07/15/30 ................... 14 14,337
5.25% , 04/30/31 ................... 2 1,920
Icahn Enterprises LP
5.25% , 05/15/27 ................... 36 35,505
9.75% , 01/15/29 ................... 43 42,869
4.38% , 02/01/29 ................... 47 40,551
10.00% , 11/15/29
(b)
................. 24 23,983
IHO Verwaltungs GmbH, 7.00%, (7.00% Cash or
7.75% PIK), 11/15/31
(c) (i)
............. EUR 335 425,042
Mahle GmbH, 6.50%, 05/02/31
(c)
......... 189 230,952
Motherson Global Investments BV, 5.63%,
07/11/29
(c)
...................... USD 275 280,302
Schaeffler AG
(c)
4.25% , 04/01/28 ................... EUR 100 119,966
4.75% , 08/14/29 ................... 600 728,400
5.38% , 04/01/31 ................... 100 123,906
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... USD 72 72,231
ZF Europe Finance BV
(c)
2.50% , 10/23/27 ................... EUR 800 925,915
7.00% , 06/12/30 ................... 300 371,418
5,668,222
Automobiles — 0.7%
Aston Martin Capital Holdings Ltd., 10.38%,
03/31/29
(c)
...................... GBP 532 652,776
Mercedes-Benz Finance North America LLC,
5.25%, 11/29/27
(b)
................. USD 2,595 2,658,246
Nissan Motor Acceptance Co. LLC
6.95% , 09/15/26
(b)
.................. 3,055 3,088,622
6.95% , 09/15/26
(c)
.................. 75 75,825
6.13% , 09/30/30
(b)
.................. 54 54,008
Nissan Motor Co. Ltd.
5.25% , 07/17/29
(c)
.................. EUR 488 588,812
7.75% , 07/17/32
(b)
.................. USD 200 212,442
6.38% , 07/17/33
(c)
.................. EUR 100 120,526
RCI Banque SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 3.84%),
6.13%
(j)
....................... 200 236,277
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37 ................. 900 1,077,918
Rivian Holdings LLC, 10.00%, 01/15/31
(b)
.... USD 29 28,509
8,793,961
Banks — 5.3%
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36
(a) (c)
EUR 100 120,567
Abu Dhabi Commercial Bank PJSC, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.52%), 8.00%
(a) (c) (j)
.......... USD 200 212,648
AIB Group plc, (5-Year EURIBOR ICE Swap Rate
+ 3.71%), 6.00%
(a) (c) (j)
............... EUR 200 240,677
Al Rajhi Sukuk Ltd.
(a)(c)
(6-Year USD Constant Maturity + 1.59%),
6.25%
(j)
....................... USD 673 681,386
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 5.65% ,
03/16/36 ...................... 200 201,578
ANB Tier 1 Sukuk Co. Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.60%), 6.40%
(a) (c) (j)
................ 200 201,752

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Australia & New Zealand Banking Group Ltd.
(c)
(3-mo. ASX Australia Bank Bill Short Term
Rates Mid + 1.68%), 5.69% , 08/14/40
(a)
.. AUD 360 $ 233,740
6.17% , 08/14/45 ................... 530 349,731
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(a) (c)
..................... EUR 325 387,520
Banco Bilbao Vizcaya Argentaria SA
(5-Year EUR Swap Annual + 4.27%),
6.88%
(a) (c) (j)
..................... 600 763,357
Banco de Credito e Inversiones SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.94%), 8.75%
(a) (b) (j)
.......... USD 200 215,362
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.07%), 8.38%
(a) (b) (j)
.......... 409 428,223
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
...... 605 621,801
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30 ...................... 850 820,997
(1-day SOFR + 1.83%), 4.57% , 04/27/33 .. 11,145 11,117,692
Bank of East Asia Ltd. (The), (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.30%), 6.63%, 03/13/27
(a) (c)
.... 250 250,915
Barclays plc, (5-Year EURIBOR ICE Swap Rate
+ 3.56%), 6.13%
(a) (c) (j)
............... EUR 250 293,555
BPCE SA, (1-day SOFR + 2.61%), 6.92%,
01/14/46
(a) (b)
..................... USD 3,745 3,995,593
BPER Banca SpA, (5-Year EURIBOR ICE Swap
Rate + 3.57%), 5.88%
(a) (c) (j)
............ EUR 343 404,205
BSF Finance, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.00%),
5.76%, 09/03/35
(a) (c)
................ USD 400 399,540
CaixaBank SA
(a)(c)(j)
(5-Year EURIBOR ICE Swap Rate + 3.94%),
6.25% ........................ EUR 200 247,077
(5-Year EURIBOR ICE Swap Rate + 3.35%),
5.88% ........................ 200 234,342
CBQ Finance Ltd., 2.00%, 05/12/26
(c)
....... USD 250 247,142
Citigroup, Inc.
4.30% , 11/20/26 ................... 500 501,228
Series BB , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.91%),
7.20%
(a) (j)
...................... 7,500 7,785,965
Credit Agricole SA, (5-Year EURIBOR ICE Swap
Rate + 3.64%), 5.88%
(a) (c) (j)
............ EUR 100 120,551
Eurobank SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 3.79%),
6.25%
(j)
....................... 500 579,700
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25% , 04/30/35 ................. 125 146,813
(1-Year EURIBOR ICE Swap Rate + 1.70%),
4.00% , 02/07/36 ................. 296 346,328
First Abu Dhabi Bank PJSC, (6-Year USD
Constant Maturity + 2.09%), 5.88%
(a) (c) (j)
.... USD 374 376,143
HDFC Bank Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.93%), 3.70%
(a) (c) (j)
................ 200 196,688
HSBC Holdings plc
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.99%), 7.05%
(j)
.... 200 207,907
(1-day SOFR + 1.57%), 5.25% , 05/13/31 .. 400 408,082
ING Groep NV, (1-day SOFR + 1.56%), 6.08%,
09/11/27
(a)
...................... 7,875 7,979,872
JPMorgan Chase & Co.
3.63% , 12/01/27 ................... 300 298,470
Security
Par (000)
Par (000) Value
Banks (continued)
Series W , (3-mo. CME Term SOFR + 1.26%),
5.11% , 05/15/47
(a)
................ USD 1,000 $ 884,784
KeyCorp, (SOFR Index + 2.42%), 6.40%,
03/06/35
(a)
...................... 1,830 1,987,737
Metropolitan Bank & Trust Co., 5.50%, 03/06/34
(c)
275 286,172
Mitsubishi UFJ Financial Group, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.07%), 6.35%
(a) (j)
........... 400 407,738
Mizuho Financial Group, Inc., (1-day SOFR +
1.25%), 4.94%, 07/08/31
(a)
............ 275 277,980
Nanyang Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.10%), 6.00%, 08/06/34
(a) (c)
.... 250 257,522
National Australia Bank Ltd., (3-mo. ASX
Australia Bank Bill Short Term Rates Mid +
1.70%), 5.77%, 07/30/40
(a) (c)
........... AUD 390 256,290
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a) (c)
EUR 600 753,368
Riyad Sukuk Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.25%), 6.21%, 07/14/35
(a) (c)
........... USD 400 408,800
Riyad T1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.91%), 5.50%
(a) (c) (j)
................ 200 197,556
Saudi Awwal Bank, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.20%), 5.95%, 09/04/35
(a) (c)
........... 200 202,500
Standard Chartered plc
(a)(c)
(1-day SOFR + 1.68%), 5.46% , 05/13/31 .. 400 408,180
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.02%), 7.63%
(j)
.... 200 212,858
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.10% ,
01/11/35 ...................... 200 213,968
Sumitomo Mitsui Financial Group, Inc.
(a)
(1-day SOFR + 1.19%), 4.88% , 07/08/31 .. 200 201,389
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 1.90%), 6.45%
(j)
.... 300 305,420
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(a)
..... 10,460 10,987,404
US Bancorp, (1-day SOFR + 1.56%), 5.38%,
01/23/30
(a)
...................... 1,020 1,056,400
Wells Fargo & Co.
(1-day SOFR + 2.10%), 4.90% , 07/25/33
(a)
. 6,713 6,817,420
5.38% , 11/02/43 ................... 500 484,988
Woori Bank, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.28%),
6.38%
(a) (c) (j)
..................... 300 311,907
68,537,528
Biotechnology — 0.1%
Biocon Biologics Global plc, 6.67%, 10/09/29
(c)
. 300 301,500
Grifols SA
7.13% , 05/01/30
(c)
.................. EUR 734 904,991
1,206,491
Broadline Retail — 0.2%
Alibaba Group Holding Ltd., 4.00%, 12/06/37 .. USD 200 183,860
ANGI Group LLC, 3.88%, 08/15/28
(b)
....... 15 13,855
B&M European Value Retail SA
6.50% , 11/27/31
(c)
.................. GBP 593 786,635
Getty Images, Inc.
(b)
11.25% , 02/21/30 .................. USD 107 100,331
10.50% , 11/15/30 .................. 14 14,116
Match Group Holdings II LLC
(b)
4.63% , 06/01/28 ................... 49 48,562

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
3.63% , 10/01/31 ................... USD 14 $ 12,846
6.13% , 09/15/33 ................... 33 33,395
Prosus NV
(c)
4.34% , 07/15/35 ................... EUR 150 176,721
4.03% , 08/03/50 ................... USD 532 369,740
Rakuten Group, Inc., (5-Year EUR Swap Annual
+ 4.74%), 4.25%
(a) (c) (j)
............... EUR 200 227,983
1,968,044
Building Products — 0.2%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
...................... USD 50 51,129
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(b)
...................... 27 28,449
Builders FirstSource, Inc.
(b)
6.38% , 03/01/34 ................... 16 16,543
6.75% , 05/15/35 ................... 20 20,910
EMRLD Borrower LP
6.38% , 12/15/30
(c)
.................. EUR 619 757,936
6.63% , 12/15/30
(b)
.................. USD 328 341,616
6.75% , 07/15/31
(b)
.................. 43 45,322
HT Troplast GmbH, 9.38%, 07/15/28
(c)
...... EUR 463 564,247
JELD-WEN, Inc.
(b)
4.88% , 12/15/27 ................... USD 28 24,439
7.00% , 09/01/32 ................... 18 12,367
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 ................... 39 38,967
9.75% , 07/15/28 ................... 39 39,293
Quikrete Holdings, Inc.
(b)
6.38% , 03/01/32 ................... 123 128,028
6.75% , 03/01/33 ................... 52 54,303
Smyrna Ready Mix Concrete LLC
(b)
6.00% , 11/01/28 ................... 49 49,226
8.88% , 11/15/31 ................... 3 3,209
Standard Building Solutions, Inc.
(b)
6.50% , 08/15/32 ................... 47 48,388
6.25% , 08/01/33 ................... 95 97,046
5.88% , 03/15/34 ................... 34 34,099
Standard Industries, Inc.
(b)
4.75% , 01/15/28 ................... 14 13,962
4.38% , 07/15/30 ................... 49 47,271
3.38% , 01/15/31 ................... 44 40,312
Wilsonart LLC, 11.00%, 08/15/32
(b)
........ 34 30,382
2,487,444
Capital Markets — 4.3%
Abu Dhabi Developmental Holding Co. PJSC,
5.25%, 10/02/54
(c)
................. 225 218,180
Apollo Debt Solutions BDC
6.90% , 04/13/29 ................... 4,265 4,471,975
5.88% , 08/30/30 ................... 20 20,229
6.70% , 07/29/31 ................... 9 9,497
6.55% , 03/15/32 ................... 5 5,159
Ares Strategic Income Fund
(b)
5.45% , 09/09/28 ................... 6,000 6,050,153
5.80% , 09/09/30 ................... 25 25,242
5.15% , 01/15/31 ................... 22 21,589
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 10 9,961
Blue Owl Capital Corp., 6.20%, 07/15/30 .... 5,399 5,466,829
Blue Owl Capital Corp. II, 8.45%, 11/15/26 ... 23 23,649
Blue Owl Credit Income Corp., 6.65%, 03/15/31 4,510 4,647,616
China Ping An Insurance Overseas Holdings Ltd.,
6.13%, 05/16/34
(c)
................. 200 215,004
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................. 31 28,643
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Deutsche Bank AG
(a)
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(c) (j)
...................... EUR 200 $ 255,423
(1-day SOFR + 2.51%), 6.82% , 11/20/29 .. USD 3,350 3,572,078
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
73 75,053
Goldman Sachs Group, Inc. (The), Series Y,
(10-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.40%), 6.13%
(a) (j)
..... 97 98,353
Golub Capital Private Credit Fund, 5.45%,
08/15/28
(b)
...................... 9,255 9,312,576
Jane Street Group
(b)
6.13% , 11/01/32 ................... 9 9,158
6.75% , 05/01/33 ................... 50 52,190
Macquarie Bank Ltd., 6.80%, 01/18/33
(b)
..... 6,830 7,463,394
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
... 453 445,639
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 .. 4,373 4,334,944
(1-day SOFR + 1.73%), 5.47% , 01/18/35 .. 885 919,936
Nomura Holdings, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.08%), 7.00%
(j)
.... 375 384,957
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.04% ,
06/10/36 ...................... 400 395,291
Osaic Holdings, Inc.
(b)
6.75% , 08/01/32 ................... 15 15,669
8.00% , 08/01/33 ................... 36 37,429
SURA Asset Management SA, 6.35%, 05/13/32
(b)
475 506,507
UBS Group AG, (1-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.60%),
6.33%, 12/22/27
(a) (b)
................ 5,700 5,818,633
54,910,956
Chemicals — 0.6%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(b) (i)
........... 156 133,890
Avient Corp., 6.25%, 11/01/31
(b)
.......... 18 18,501
Celanese US Holdings LLC
7.00% , 02/15/31 ................... 3 3,072
6.75% , 04/15/33 ................... 18 17,905
7.38% , 02/15/34 ................... 35 35,559
Chemours Co. (The)
5.38% , 05/15/27 ................... 33 33,080
5.75% , 11/15/28
(b)
.................. 116 112,811
8.00% , 01/15/33
(b)
.................. 13 12,586
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 142 138,798
EQUATE Petrochemical Co. KSC, 4.25%,
11/03/26
(c)
...................... 300 299,531
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
...................... EUR 717 842,607
INEOS Finance plc
(c)
6.38% , 04/15/29 ................... 220 226,852
7.25% , 03/31/31 ................... 633 640,110
INEOS Quattro Finance 2 plc
(c)
8.50% , 03/15/29 ................... 256 239,020
6.75% , 04/15/30 ................... 196 169,889
Inversion Escrow Issuer LLC, 6.75%, 08/01/32
(b)
USD 200 199,227
Itelyum Regeneration SpA, 5.75%, 04/15/30
(c)
. EUR 100 117,136
Kronos International, Inc., 9.50%, 03/15/29
(c)
.. 683 745,141
Lune Holdings SARL, 5.63%, 11/15/28
(c)
..... 379 51,221
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
..... USD 18 18,181
Maxam Prill SARL, 6.00%, 07/15/30
(c)
...... EUR 639 767,236
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
...................... USD 20 20,593
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
. 29 28,710

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Olympus Water US Holding Corp.
5.38% , 10/01/29
(c)
.................. EUR 100 $ 109,044
6.13% , 02/15/33
(c)
.................. 279 325,300
7.25% , 02/15/33
(b)
.................. USD 200 200,988
Perimeter Holdings LLC, 6.25%, 01/15/34
(b)
... 64 63,579
Sasol Financing USA LLC
4.38% , 09/18/26 ................... 200 198,750
6.50% , 09/27/28 ................... 227 222,801
SCIL IV LLC, 9.50%, 07/15/28
(c)
.......... EUR 359 443,279
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 ................... USD 19 18,642
4.38% , 02/01/32 ................... 40 37,550
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
...................... 52 51,490
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(b)
...................... 50 50,440
Synthomer plc, 7.38%, 05/02/29
(c)
......... EUR 200 207,864
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 ................... USD 32 31,901
5.63% , 08/15/29 ................... 219 208,463
7.38% , 03/01/31 ................... 43 44,033
6.63% , 08/15/32 ................... 62 62,792
7,148,572
Commercial Services & Supplies — 0.5%
ADT Security Corp. (The)
(b)
4.88% , 07/15/32 ................... 9 8,717
5.88% , 10/15/33 ................... 65 65,806
Allied Universal Holdco LLC
4.63% , 06/01/28
(b)
.................. 200 196,782
4.88% , 06/01/28
(c)
.................. GBP 500 656,155
6.00% , 06/01/29
(b)
.................. USD 217 214,755
6.88% , 06/15/30
(b)
.................. 126 131,188
7.88% , 02/15/31
(b)
.................. 255 268,739
Amber Finco plc
6.63% , 07/15/29
(c)
.................. EUR 825 1,018,112
APCOA Group GmbH, 6.00%, 04/15/31
(c)
.... 679 812,146
APi Group DE, Inc., 4.13%, 07/15/29
(b)
...... USD 52 50,558
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.... 24 23,996
Bidvest Group UK plc (The), 6.20%, 09/17/32
(b)
. 200 202,938
Biffa Group Holdings Ltd.
(c)
5.25% , 06/15/31 ................... EUR 140 164,052
7.38% , 06/15/31 ................... GBP 250 339,892
Brink's Co. (The)
(b)
6.50% , 06/15/29 ................... USD 18 18,637
6.75% , 06/15/32 ................... 41 42,724
Clean Harbors, Inc., 6.38%, 02/01/31
(b)
...... 4 4,117
Currenta Group Holdings SARL, 5.50%,
05/15/30
(c)
...................... EUR 173 205,174
Deluxe Corp., 8.13%, 09/15/29
(b)
......... USD 13 13,695
Garda World Security Corp.
(b)
7.75% , 02/15/28 ................... 20 20,452
6.00% , 06/01/29 ................... 13 12,749
8.25% , 08/01/32 ................... 60 60,979
8.38% , 11/15/32 ................... 155 157,885
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 ................... 50 49,320
4.75% , 06/15/29 ................... 4 3,992
4.38% , 08/15/29 ................... 12 11,800
6.75% , 01/15/31 ................... 17 17,836
Luna 1.5 SARL, 10.50%, (10.50% Cash or
11.25% PIK), 07/01/32
(c) (i)
............ EUR 184 224,849
Luna 2.5 SARL, 5.50%, 07/01/32
(c)
........ 122 145,996
Madison IAQ LLC, 5.88%, 06/30/29
(b)
....... USD 80 79,514
Paprec Holding SA, 4.13%, 07/15/30
(c)
...... EUR 346 408,558
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
...................... USD 37 $ 38,123
Reworld Holding Corp., 4.88%, 12/01/29
(b)
.... 40 38,447
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
.. 65 66,982
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(b)
...................... 59 59,787
Techem Verwaltungsgesellschaft 675 mbH
(c)
4.63% , 07/15/32 ................... EUR 100 119,055
(3-mo. EURIBOR at 0.00% Floor + 3.00%),
5.07% , 07/15/32
(a)
................ 100 118,572
Verisure Holding AB, 7.13%, 02/01/28
(c)
..... 431 519,944
Veritiv Operating Co., 10.50%, 11/30/30
(b)
.... USD 18 19,354
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
..... 152 156,456
Williams Scotsman, Inc.
(b)
4.63% , 08/15/28 ................... 39 38,880
6.63% , 06/15/29 ................... 36 37,184
6.63% , 04/15/30 ................... 22 22,739
7.38% , 10/01/31 ................... 6 6,268
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
... 60 62,893
6,936,797
Communications Equipment — 0.0%
(b)
CommScope LLC, 4.75%, 09/01/29 ........ 95 94,866
Viavi Solutions, Inc., 3.75%, 10/01/29 ...... 13 12,443
107,309
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33
(b)
............ 82 84,038
Arcosa, Inc.
(b)
4.38% , 04/15/29 ................... 43 42,268
6.88% , 08/15/32 ................... 4 4,216
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
...................... 182 178,477
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.... 29 28,646
GMR Hyderabad International Airport Ltd.,
4.25%, 10/27/27
(c)
................. 400 394,375
Heathrow Finance plc, 6.63%, 03/01/31
(c)
.... GBP 641 868,805
IRB Infrastructure Developers Ltd., 7.11%,
03/11/32
(c)
...................... USD 200 206,750
Weekley Homes LLC, 6.75%, 01/15/34
(b)
..... 20 20,251
1,827,826
Construction Materials — 0.0%
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a) (b) (j)
................ 310 323,144
Consumer Finance — 0.6%
Ally Financial, Inc.
(SOFR Index + 1.96%), 5.74% , 05/15/29
(a)
. 2,095 2,148,191
8.00% , 11/01/31 ................... 400 454,002
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.65% ,
01/17/40
(a)
..................... 2,210 2,224,301
Azorra Finance Ltd.
(b)
7.75% , 04/15/30 ................... 17 17,956
7.25% , 01/15/31 ................... 14 14,670
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(a) (b)
.... 4 4,135
Ford Motor Credit Co. LLC, 4.39%, 01/08/26 .. 500 500,031
GGAM Finance Ltd.
(b)
8.00% , 06/15/28 ................... 41 43,418
6.88% , 04/15/29 ................... 25 25,930
5.88% , 03/15/30 ................... 38 38,522
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 59 60,943
Manappuram Finance Ltd., 7.38%, 05/12/28
(c)
. 200 203,500

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Muangthai Capital PCL, 7.55%, 07/21/30
(c)
... USD 475 $ 491,178
Muthoot Finance Ltd.
(c)
7.13% , 02/14/28 ................... 450 460,406
6.38% , 03/02/30 ................... 825 838,664
Navient Corp.
9.38% , 07/25/30 ................... 2 2,223
7.88% , 06/15/32 ................... 16 16,739
OneMain Finance Corp.
6.63% , 05/15/29 ................... 18 18,643
5.38% , 11/15/29 ................... 45 45,030
7.88% , 03/15/30 ................... 60 63,439
6.13% , 05/15/30 ................... 39 39,764
4.00% , 09/15/30 ................... 12 11,248
7.50% , 05/15/31 ................... 9 9,469
7.13% , 11/15/31 ................... 11 11,482
6.75% , 03/15/32 ................... 67 68,803
7.13% , 09/15/32 ................... 22 22,857
6.50% , 03/15/33 ................... 52 52,450
6.75% , 09/15/33 ................... 50 50,632
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
79 84,160
Volkswagen International Finance NV, (5-Year
EURIBOR ICE Swap Rate + 3.17%),
5.49%
(a) (c) (j)
..................... EUR 100 121,283
8,144,069
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos., Inc.
(b)
5.50% , 03/31/31 ................... USD 20 20,211
6.25% , 03/15/33 ................... 52 53,455
5.75% , 03/31/34 ................... 34 34,137
Bellis Acquisition Co. plc
(c)
8.13% , 05/14/30 ................... GBP 325 407,452
8.00% , 07/01/31 ................... EUR 607 691,306
Boots Group Finco LP
(c)
5.38% , 08/31/32 ................... 162 196,728
7.38% , 08/31/32 ................... GBP 100 139,402
FR Bondco SAS, 6.88%, 10/31/32
(c)
....... EUR 169 199,304
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... USD 18 18,895
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor + 3.63%),
5.64% , 07/01/29
(a) (c)
............... EUR 225 267,472
Market Bidco Finco plc, 6.75%, 01/31/31
(c)
.... 347 403,346
New Immo Holding SA
(c)
5.88% , 04/17/28 ................... 200 243,126
4.88% , 12/08/28 ................... 100 119,016
4.95% , 11/14/30 ................... 100 118,199
Ocado Group plc
(c)
6.25% , 08/06/29
(k)
.................. GBP 200 244,737
11.00% , 06/15/30 .................. 266 361,650
Performance Food Group, Inc.
(b)
4.25% , 08/01/29 ................... USD 25 24,442
6.13% , 09/15/32 ................... 82 84,535
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
. 31 31,029
US Foods, Inc., 4.75%, 02/15/29
(b)
........ 22 21,876
3,680,318
Containers & Packaging — 0.3%
Ardagh Group SA
9.50% , 12/01/30
(b)
.................. 12 12,601
12.00% , ( 12.00 % Cash or 7.50 % PIK),
12/01/30
(a) (c) (i)
................... EUR 623 666,506
Ardagh Metal Packaging Finance USA LLC
3.00% , 09/01/29
(c)
.................. 266 297,236
4.00% , 09/01/29
(b)
.................. USD 270 254,174
5.00% , 01/30/31
(c)
.................. EUR 131 155,650
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Ardagh Packaging Finance plc, 9.50%,
12/01/30
(c)
...................... USD 361 $ 391,876
Ball Corp.
3.13% , 09/15/31 ................... 29 26,689
5.50% , 09/15/33
(b)
.................. 17 17,330
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 ................... 61 62,065
6.88% , 01/15/30 ................... 41 42,025
6.75% , 04/15/32 ................... 88 90,488
Crown Americas LLC, 5.88%, 06/01/33
(b)
.... 63 64,436
Fiber Midco SpA, 10.75%, (10.75% Cash or
10.75% PIK), 06/15/29
(c) (i)
............ EUR 100 88,650
Kleopatra Finco SARL
(c)(e)(l)
4.25% , 03/01/26 ................... 234 129,248
9.00% , 09/01/29
(a)
.................. 102 4,790
LABL, Inc.
(b)
5.88% , 11/01/28 ................... USD 16 10,026
9.50% , 11/01/28 ................... 87 54,895
8.63% , 10/01/31 ................... 33 17,551
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/30 ................... 410 406,765
9.25% , 04/15/30 ................... 38 36,480
OI European Group BV, 5.25%, 06/01/29
(c)
... EUR 400 484,969
Sealed Air Corp.
(b)
4.00% , 12/01/27 ................... USD 22 21,886
7.25% , 02/15/31 ................... 10 10,414
6.50% , 07/15/32 ................... 6 6,224
Trivium Packaging Finance BV, 6.63%,
07/15/30
(c)
...................... EUR 116 143,546
3,496,520
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... USD 10 9,638
Gates Corp., 6.88%, 07/01/29 ........... 34 35,308
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 21 20,240
6.50% , 07/15/32 ................... 36 36,847
102,033
Diversified Consumer Services — 0.1%
Multiversity SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.32% , 05/17/31
(a)
................ EUR 100 118,833
7.13% , 05/17/31 ................... 559 701,567
Service Corp. International
3.38% , 08/15/30 ................... USD 2 1,870
4.00% , 05/15/31 ................... 56 53,525
5.75% , 10/15/32 ................... 101 102,792
Sotheby's, 7.38%, 10/15/27
(b)
............ 200 198,829
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 85 89,958
1,267,374
Diversified REITs — 0.6%
Digital Realty Trust, Inc., 1.88%, 11/15/29
(b) (k)
.. 10 10,140
GLP Capital LP, 3.25%, 01/15/32 ......... 1,570 1,420,471
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32
(b)
.............. 97 92,603
Trust Fibra Uno, 7.70%, 01/23/32
(c)
........ 334 367,290
VICI Properties LP, 5.13%, 05/15/32 ....... 5,900 5,940,818
7,831,322
Diversified Telecommunication Services — 0.7%
Altice Financing SA, 3.00%, 01/15/28
(c)
...... EUR 678 547,529
Altice France SA
4.75% , 10/15/30
(c)
.................. 667 736,938
6.88% , 10/15/30
(b)
.................. USD 8 7,467
6.50% , 10/15/31
(b)
.................. 11 10,445

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.63% , 07/15/32
(c)
.................. EUR 157 $ 175,558
6.88% , 07/15/32
(b)
.................. USD 177 169,752
APLD ComputeCo LLC, 9.25%, 12/15/30
(b)
... 25 24,522
CCO Holdings LLC
6.38% , 09/01/29
(b)
.................. 152 154,089
4.75% , 03/01/30
(b)
.................. 119 113,651
4.25% , 02/01/31
(b)
.................. 37 33,997
4.75% , 02/01/32
(b)
.................. 40 36,558
4.50% , 05/01/32 ................... 38 34,107
4.50% , 06/01/33
(b)
.................. 39 34,139
4.25% , 01/15/34
(b)
.................. 160 136,044
Cipher Compute LLC, 7.13%, 11/15/30
(b)
..... 103 104,904
eircom Finance DAC, 5.00%, 04/30/31
(c)
..... EUR 531 634,650
Fibercop SpA
(c)
4.75% , 06/30/30 ................... 337 402,431
5.13% , 06/30/32 ................... 100 119,439
Flash Compute LLC, 7.25%, 12/31/30
(b)
..... USD 68 67,372
Frontier Communications Holdings LLC
5.88% , 10/15/27
(b)
.................. 22 22,071
5.00% , 05/01/28
(b)
.................. 165 165,284
6.75% , 05/01/29
(b)
.................. 15 15,113
5.88% , 11/01/29 ................... 22 22,099
6.00% , 01/15/30
(b)
.................. 28 28,475
8.75% , 05/15/30
(b)
.................. 41 42,815
8.63% , 03/15/31
(b)
.................. 67 70,496
IHS Holding Ltd., 6.25%, 11/29/28
(b)
........ 431 427,949
Iliad SA, 4.25%, 01/09/32
(c)
............. EUR 300 355,645
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
. 503 598,307
Level 3 Financing, Inc.
(b)
3.63% , 01/15/29 ................... USD 8 7,383
4.88% , 06/15/29 ................... 113 109,406
6.88% , 06/30/33 ................... 231 236,852
7.00% , 03/31/34 ................... 268 276,312
8.50% , 01/15/36 ................... 243 248,828
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 ................... 54 53,208
4.13% , 04/15/30 ................... 54 53,370
10.00% , 10/15/32 .................. 25 25,610
Telecom Argentina SA, 9.25%, 05/28/33
(b)
.... 101 105,235
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 178 197,174
Turk Telekomunikasyon A/S, 6.95%, 10/07/32
(b)
308 314,255
Verizon Communications, Inc.
3.88% , 02/08/29 ................... 325 323,838
4.50% , 08/10/33 ................... 500 492,078
Virgin Media Secured Finance plc
4.25% , 01/15/30
(c)
.................. GBP 124 153,175
4.13% , 08/15/30
(c)
.................. 100 120,787
4.50% , 08/15/30
(b)
.................. USD 200 185,147
Windstream Services LLC
(b)
8.25% , 10/01/31 ................... 189 198,406
7.50% , 10/15/33 ................... 53 54,331
WULF Compute LLC, 7.75%, 10/15/30
(b)
..... 122 125,690
Zayo Group Holdings, Inc.
(a)(b)(i)
6.25% , ( 6.25 % Cash or 0.50 % PIK), 03/09/30 221 209,360
9.00% , ( 9.00 % Cash or 1.88 % PIK), 09/09/30 28 25,279
8,807,570
Electric Utilities — 0.7%
Adani Transmission Step-One Ltd., 4.00%,
08/03/26
(c)
...................... 200 198,188
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(b)
...................... 316 294,764
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 33 34,161
California Buyer Ltd.
5.63% , 02/15/32
(c)
.................. EUR 477 572,634
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Chugoku Electric Power Co., Inc. (The), 5.74%,
01/14/35
(c)
...................... USD 200 $ 209,503
CLP Power HK Finance Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.01%), 5.45%
(a) (c) (j)
.......... 300 311,625
Continuum Energy Aura Pte. Ltd., 9.50%,
02/24/27
(c)
...................... 200 203,000
ContourGlobal Power Holdings SA, 5.00%,
02/28/30
(c)
...................... EUR 470 565,503
Diamond II Ltd.
7.95% , 07/28/26
(b)
.................. USD 255 255,558
7.95% , 07/28/26
(c)
.................. 200 200,438
EDP SA, (5-Year EURIBOR ICE Swap Rate +
2.40%), 4.63%, 09/16/54
(a) (c)
........... EUR 300 361,773
Minejesa Capital BV
4.63% , 08/10/30
(c)
.................. USD 144 143,166
5.63% , 08/10/37
(b)
.................. 389 385,596
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(c)
...................... 290 287,066
NextEra Energy Capital Holdings, Inc., (5-Year
US Treasury Yield Curve Rate T Note Constant
Maturity + 2.46%), 6.75%, 06/15/54
(a)
..... 19 20,284
NRG Energy, Inc.
(b)
5.75% , 07/15/29 ................... 71 70,653
6.00% , 02/01/33 ................... 76 77,505
5.75% , 01/15/34 ................... 73 73,742
6.25% , 11/01/34 ................... 82 84,215
6.00% , 01/15/36 ................... 214 216,834
Pacific Gas & Electric Co., 4.20%, 06/01/41 ... 4,040 3,365,794
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
8 7,890
Public Power Corp. SA, 4.25%, 10/31/30
(c)
... EUR 148 176,273
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(c)
...................... USD 200 194,000
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(c)
................. 159 164,257
Texas Competitive Electric Holdings Co. LLC,
5.03%, 12/31/49
(a) (e) (f) (l)
.............. 815 —
Vistra Operations Co. LLC
(b)
7.75% , 10/15/31 ................... 27 28,598
6.88% , 04/15/32 ................... 38 40,030
VoltaGrid LLC, 7.38%, 11/01/30
(b)
......... 183 181,306
XPLR Infrastructure Operating Partners LP
(b)
8.38% , 01/15/31 ................... 53 55,630
7.75% , 04/15/34 ................... 77 78,255
8,858,241
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
...... 64 63,213
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ......... 37 36,875
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 16 16,448
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 118 115,251
3.75% , 02/15/31 ................... 51 47,862
Zebra Technologies Corp., 6.50%, 06/01/32 ... 13 13,438
229,874
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.25% , 04/01/28 ................... 28 28,161
6.63% , 09/01/32 ................... 92 94,884
Deepocean Ltd., 6.00%, 04/08/31
(c)
........ EUR 124 149,511
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. USD 15 15,890
Enerflex, Inc., 6.88%, 01/15/31
(b)
......... 12 12,269
Kodiak Gas Services LLC
(b)
7.25% , 02/15/29 ................... 61 63,462

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
6.50% , 10/01/33 ................... USD 39 $ 39,827
6.75% , 10/01/35 ................... 40 41,128
Nabors Industries, Inc., 7.63%, 11/15/32
(b)
.... 16 15,726
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.... 13 13,506
Oceaneering International, Inc., 6.00%, 02/01/28 19 19,213
OEG Finance plc, 7.25%, 09/27/29
(c)
....... EUR 663 814,461
Star Holding LLC, 8.75%, 08/01/31
(b)
....... USD 38 36,589
Tidewater, Inc., 9.13%, 07/15/30
(b)
......... 25 26,824
Transocean International Ltd.
(b)
8.25% , 05/15/29 ................... 12 12,094
8.75% , 02/15/30 ................... 9 9,404
8.50% , 05/15/31 ................... 15 14,858
7.88% , 10/15/32 ................... 22 22,977
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
...................... 13 13,228
USA Compression Partners LP
(b)
7.13% , 03/15/29 ................... 55 56,931
6.25% , 10/01/33 ................... 68 68,816
Valaris Ltd., 8.38%, 04/30/30
(b)
........... 24 24,971
Weatherford International Ltd., 6.75%, 10/15/33
(b)
78 79,881
1,674,611
Entertainment — 0.1%
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
..... 9 9,339
Electronic Arts, Inc., 2.95%, 02/15/51 ....... 19 17,526
Live Nation Entertainment, Inc.
(b)
4.75% , 10/15/27 ................... 16 16,033
3.75% , 01/15/28 ................... 51 50,138
Pinewood Finco plc, 6.00%, 03/27/30
(c)
...... GBP 800 1,084,428
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... USD 22 19,729
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30
(b)
55 52,525
Warnermedia Holdings, Inc., 5.05%, 03/15/42 . 212 149,195
1,398,913
Financial Services — 1.3%
Block, Inc.
2.75% , 06/01/26 ................... 36 35,785
5.63% , 08/15/30
(b)
.................. 41 41,833
6.50% , 05/15/32 ................... 149 154,939
6.00% , 08/15/33
(b)
.................. 54 55,437
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
200 212,570
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(c) (i)
............. GBP 200 267,062
CrossCountry Intermediate HoldCo LLC
(b)
6.50% , 10/01/30 ................... USD 28 28,560
6.75% , 12/01/32 ................... 24 24,389
CS Treasury Management Services P Ltd.,
9.00%
(b) (d) (j)
..................... 102 98,172
Encore Issuances SA, (1-mo. EURIBOR +
3.00%), 4.93%, 08/14/26
(a) (c)
........... EUR 75 88,346
Far East Horizon Ltd.
(c)
6.63% , 04/16/27 ................... USD 290 296,073
5.88% , 03/05/28 ................... 200 202,938
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 ................... 30 31,466
6.88% , 05/01/31 ................... 15 15,009
9.13% , 05/15/31 ................... 53 56,925
8.38% , 04/01/32 ................... 20 21,053
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(c)
.. EUR 501 563,642
Global Payments, Inc., 2.15%, 01/15/27 ..... USD 8,745 8,561,049
Intrum Investments & Financing AB
(c)
8.00% , 09/11/27 ................... EUR 403 479,288
Series 1 , 7.75% , 09/11/28
(b)
............ 104 106,787
8.50% , 09/11/29 ................... 102 101,690
ION Platform Finance SARL
(c)
7.88% , 05/01/29 ................... 717 855,195
Security
Par (000)
Par (000) Value
Financial Services (continued)
6.50% , 09/30/30 ................... EUR 210 $ 238,820
6.88% , 09/30/32 ................... 161 180,983
Nationwide Building Society
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50%
(a) (c) (j)
.. GBP 400 561,203
NTT Finance Corp., 3.68%, 07/16/33
(c)
...... EUR 175 206,797
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 ................... USD 22 23,409
7.13% , 11/15/30 ................... 16 16,820
6.88% , 05/15/32 ................... 51 53,392
6.75% , 02/15/34 ................... 21 21,708
Piramal Finance Ltd., 7.80%, 01/29/28
(c)
..... 200 204,125
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(c)
...................... EUR 523 599,264
Progroup AG
(c)
5.13% , 04/15/29 ................... 129 155,678
5.38% , 04/15/31 ................... 269 323,149
Rocket Cos., Inc.
(b)
6.50% , 08/01/29 ................... USD 67 69,103
6.13% , 08/01/30 ................... 124 128,176
7.13% , 02/01/32 ................... 72 75,744
6.38% , 08/01/33 ................... 125 130,327
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 ................... 58 57,154
4.00% , 10/15/33 ................... 14 13,007
Sammaan Capital Ltd., 7.50%, 10/16/30
(c)
.... 275 270,961
Shift4 Payments LLC
6.75% , 08/15/32
(b)
.................. 149 153,841
5.50% , 05/15/33
(c)
.................. EUR 513 617,394
Stena International SA, 7.25%, 01/15/31
(c)
.... USD 467 476,063
UWM Holdings LLC
(b)
6.63% , 02/01/30 ................... 33 33,415
6.25% , 03/15/31 ................... 54 53,914
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
.... 15 15,389
WEX, Inc., 6.50%, 03/15/33
(b)
........... 45 46,065
Worldline SA
(c)
0.00% , 07/30/26
(k) (m)
................ EUR 33 37,315
0.88% , 06/30/27 ................... 100 106,539
4.13% , 09/12/28 ................... 100 105,856
5.25% , 11/27/29 ................... 100 103,720
17,377,539
Food Products — 0.2%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
....... USD 10 9,839
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(b) (i)
............. 218 227,701
Chobani LLC
(b)
4.63% , 11/15/28 ................... 81 81,015
7.63% , 07/01/29 ................... 160 166,899
Darling Global Finance BV, 4.50%, 07/15/32
(c)
. EUR 337 401,219
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
... USD 47 47,768
Fiesta Purchaser, Inc.
(b)
7.88% , 03/01/31 ................... 3 3,129
9.63% , 09/15/32 ................... 11 11,528
Froneri Lux FinCo SARL, 4.75%, 08/01/32
(c)
.. EUR 260 307,847
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.85%, 12/15/29
(a) (c)
........... 146 174,355
Lamb Weston Holdings, Inc.
(b)
4.88% , 05/15/28 ................... USD 30 29,924
4.13% , 01/31/30 ................... 23 22,248
4.38% , 01/31/32 ................... 36 34,296
Post Holdings, Inc.
(b)
4.50% , 09/15/31 ................... 11 10,429
6.25% , 02/15/32 ................... 12 12,330
6.38% , 03/01/33 ................... 17 17,170
6.25% , 10/15/34 ................... 12 12,066

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
6.50% , 03/15/36 ................... USD 44 $ 44,059
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.... 32 30,830
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(c)
EUR 289 343,237
1,987,889
Gas Utilities — 0.0%
(b)
AmeriGas Partners LP, 9.50%, 06/01/30 ..... USD 15 15,980
Ferrellgas LP, 9.25%, 01/15/31 .......... 21 21,629
Promigas SA ESP, 3.75%, 10/16/29 ........ 245 230,089
Suburban Propane Partners LP, 5.00%, 06/01/31 12 11,520
279,218
Ground Transportation — 0.6%
Albion Financing 1 SARL, 5.38%, 05/21/30
(c)
.. EUR 198 239,995
BCP V Modular Services Finance II plc
(c)
6.13% , 11/30/28 ................... GBP 622 787,012
6.50% , 07/10/31 ................... EUR 393 430,607
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(c)
...................... 130 117,837
Boels Topholding BV
5.75% , 05/15/30
(c)
.................. 914 1,110,645
EC Finance plc, 3.25%, 10/15/26
(c) (d)
....... 200 232,572
Edge Finco plc, 8.13%, 08/15/31
(c)
........ GBP 786 1,125,722
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
. USD 53 54,656
Hertz Corp. (The), 12.63%, 07/15/29
(b)
...... 15 15,130
Kapla Holding SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.60% , 07/31/30
(a)
................ EUR 137 162,729
5.00% , 04/30/31 ................... 595 709,110
La Poste SA, (5-Year EURIBOR ICE Swap Rate
+ 2.68%), 5.00%
(a) (c) (j)
............... 100 121,368
Loxam SAS
(c)
6.38% , 05/31/29 ................... 90 109,439
4.25% , 02/15/30 ................... 189 223,472
4.25% , 02/15/31 ................... 256 300,973
Mobico Group plc, 4.88%, 09/26/31
(c)
....... 460 427,915
MTR Corp. CI Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.46%), 5.63%
(a) (c) (j)
................ USD 600 632,400
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.75%),
6.77% , 04/22/30 ................. EUR 124 140,596
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.30% , 02/24/31
(b) (c)
............... 100 112,702
Watco Cos. LLC, 7.13%, 08/01/32
(b)
....... USD 26 27,230
7,082,110
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 ................... 87 86,528
3.88% , 11/01/29 ................... 36 34,425
Bausch + Lomb Corp.
8.38% , 10/01/28
(b)
.................. 195 203,531
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.87% , 01/15/31
(a) (c)
............... EUR 156 186,220
Hologic, Inc., 3.25%, 02/15/29
(b)
.......... USD 2 1,971
Insulet Corp., 6.50%, 04/01/33
(b)
.......... 20 20,848
Medline Borrower LP
(b)
3.88% , 04/01/29 ................... 52 50,768
6.25% , 04/01/29 ................... 109 112,680
5.25% , 10/01/29 ................... 172 172,930
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
. 38 40,527
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
22 23,074
933,502
Health Care Providers & Services — 0.2%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 12 12,120
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 57 56,502
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Clariane SE, 7.88%, 06/27/30
(c)
.......... EUR 300 $ 359,196
Community Health Systems, Inc.
(b)
6.00% , 01/15/29 ................... USD 49 48,986
5.25% , 05/15/30 ................... 2 1,878
4.75% , 02/15/31 ................... 125 111,361
10.88% , 01/15/32 .................. 42 45,840
9.75% , 01/15/34 ................... 112 117,637
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
...................... 39 40,786
DaVita, Inc.
(b)
6.88% , 09/01/32 ................... 8 8,328
6.75% , 07/15/33 ................... 5 5,184
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
.... EUR 155 194,106
Gruppo San Donato SpA, 6.50%, 10/31/31
(c)
.. 126 150,713
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 19 17,867
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 83 81,539
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................... 13 13,997
11.00% , 10/15/30 .................. 76 83,344
8.38% , 02/15/32 ................... 37 40,162
10.00% , 06/01/32 .................. 43 45,670
Mehilainen Yhtiot Oy
(c)
5.13% , 06/30/32 ................... EUR 360 429,494
(3-mo. EURIBOR at 0.00% Floor + 3.38%),
5.39% , 06/30/32
(a)
................ 100 118,682
Molina Healthcare, Inc.
(b)
6.50% , 02/15/31 ................... USD 41 42,108
6.25% , 01/15/33 ................... 12 12,234
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 54 52,759
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 14 14,700
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 100 106,721
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
145 146,663
Tenet Healthcare Corp.
6.75% , 05/15/31 ................... 125 130,064
6.00% , 11/15/33
(b)
.................. 56 57,657
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
31 31,230
2,577,528
Health Care REITs — 0.0%
Diversified Healthcare Trust, 7.25%, 10/15/30
(b)
17 17,382
MPT Operating Partnership LP
0.99% , 10/15/26 ................... EUR 100 111,639
7.00% , 02/15/32
(c)
.................. 210 256,452
8.50% , 02/15/32
(b)
.................. USD 141 150,579
536,052
Health Care Technology — 0.0%
IQVIA, Inc., 6.25%, 06/01/32
(b)
........... 70 73,144
Hotel & Resort REITs — 0.0%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
...................... 39 40,029
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 14 14,330
RHP Hotel Properties LP
(b)
4.50% , 02/15/29 ................... 44 43,562
6.50% , 04/01/32 ................... 79 81,929
6.50% , 06/15/33 ................... 52 54,056
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
.... 52 49,321
Service Properties Trust
0.00% , 09/30/27
(b) (m)
................ 32 28,917
8.63% , 11/15/31
(b)
.................. 228 239,484
8.88% , 06/15/32 ................... 51 50,309
XHR LP, 6.63%, 05/15/30
(b)
............. 12 12,385
614,322

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 1.0%
1011778 BC ULC
(b)
3.88% , 01/15/28 ................... USD 62 $ 61,116
5.63% , 09/15/29 ................... 15 15,273
4.00% , 10/15/30 ................... 24 22,858
Acushnet Co., 5.63%, 12/01/33
(b)
......... 13 13,146
Allwyn Entertainment Financing UK plc, 7.25%,
04/30/30
(c)
...................... EUR 917 1,131,665
Aramark International Finance SARL, 4.38%,
04/15/33
(c)
...................... 100 117,427
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... USD 45 44,385
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 ................... 156 161,563
6.50% , 02/15/32 ................... 71 72,734
Carnival Corp.
(b)
5.88% , 06/15/31 ................... 26 26,856
5.75% , 08/01/32 ................... 18 18,473
6.13% , 02/15/33 ................... 122 125,976
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 ................... 44 43,836
5.75% , 04/01/30 ................... 130 131,266
6.75% , 05/01/31 ................... 76 78,807
Cirsa Finance International SARL
(c)
4.88% , 10/15/31 ................... EUR 100 120,641
(3-mo. EURIBOR + 3.00%), 5.10% ,
10/15/32
(a)
..................... 143 169,545
CPUK Finance Ltd., 4.50%, 08/28/27
(c)
...... GBP 359 474,200
Deuce Finco plc
(c)
7.00% , 11/20/31 ................... 300 408,413
(3-mo. EURIBOR + 3.50%), 5.55% ,
11/20/32
(a)
..................... EUR 154 183,558
Elior Group SA, 5.63%, 03/15/30
(c)
........ 187 227,894
Entain plc, 4.88%, 11/30/31
(c)
............ 265 313,501
Essendi SA
(c)
5.38% , 05/15/30 ................... 100 120,714
5.50% , 11/15/31 ................... 142 171,080
5.63% , 05/15/32 ................... 328 395,090
(3-mo. EURIBOR + 3.75%), 5.81% ,
05/15/32
(a)
..................... 109 129,738
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 ................... USD 34 33,022
6.75% , 01/15/30 ................... 32 30,425
Flutter Treasury DAC, 4.00%, 06/04/31
(c)
..... EUR 237 277,811
Food Service Project SA, 5.50%, 01/21/27
(c)
.. 464 546,217
Fortune Star BVI Ltd.
(c)
6.80% , 09/09/29 ................... USD 200 197,000
5.88% , 11/20/30 ................... EUR 275 318,736
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(c)
...................... CHF 700 879,363
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
...................... USD 41 41,416
Hilton Domestic Operating Co., Inc.
(b)
6.13% , 04/01/32 ................... 26 26,923
5.88% , 03/15/33 ................... 47 48,353
5.75% , 09/15/33 ................... 7 7,164
5.50% , 03/31/34 ................... 29 29,199
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 ................... 43 44,164
7.50% , 09/01/31 ................... 6 6,260
6.25% , 10/01/33 ................... 30 30,372
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
.. 49 51,116
Lottomatica Group SpA
(c)
5.38% , 06/01/30 ................... EUR 100 121,481
4.88% , 01/31/31 ................... 298 360,661
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.31% , 06/01/31
(a)
................ 119 140,703
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 61 $ 43,784
Meituan, 4.63%, 10/02/29
(c)
............. 500 501,235
Melco Resorts Finance Ltd.
5.75% , 07/21/28
(c)
.................. 200 199,766
5.38% , 12/04/29
(b)
.................. 200 197,628
7.63% , 04/17/32
(b)
.................. 400 420,000
7.63% , 04/17/32
(c)
.................. 200 210,000
6.50% , 09/24/33
(b)
.................. 415 415,539
MGM Resorts International, 6.13%, 09/15/29 .. 42 43,162
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 51 50,165
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... 28 29,187
NCL Corp. Ltd.
(b)
5.88% , 01/15/31 ................... 5 4,981
6.75% , 02/01/32 ................... 9 9,215
6.25% , 09/15/33 ................... 101 100,958
Pinnacle Bidco plc
(c)
8.25% , 10/11/28 ................... EUR 100 122,988
10.00% , 10/11/28 .................. GBP 148 209,969
Premier Entertainment Sub LLC, 5.88%,
09/01/31
(b)
...................... USD 55 36,438
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(b)
...................... 18 18,402
Rivers Enterprise Lender LLC, 6.25%, 10/15/30
(b)
17 17,352
Sabre GLBL, Inc.
(b)
10.75% , 11/15/29 .................. 12 10,204
10.75% , 03/15/30 .................. 34 27,959
Sands China Ltd., 4.38%, 06/18/30
(d)
....... 200 197,000
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
33 29,329
Station Casinos LLC
(b)
4.63% , 12/01/31 ................... 43 40,766
6.63% , 03/15/32 ................... 36 36,852
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 8.69% ,
07/31/29
(a)
..................... EUR 100 114,544
10.75% , 07/31/29 .................. GBP 171 227,631
Studio City Co. Ltd., 7.00%, 02/15/27
(c)
...... USD 200 200,200
TUI Cruises GmbH, 5.00%, 05/15/30
(c)
...... EUR 147 177,260
Vail Resorts, Inc.
(b)
5.63% , 07/15/30 ................... USD 23 23,374
6.50% , 05/15/32 ................... 37 38,397
Viking Cruises Ltd.
(b)
7.00% , 02/15/29 ................... 13 13,075
9.13% , 07/15/31 ................... 16 17,134
5.88% , 10/15/33 ................... 75 76,160
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
...................... 41 41,065
Voyager Parent LLC, 9.25%, 07/01/32
(b)
..... 36 38,200
Wynn Macau Ltd.
5.63% , 08/26/28
(b)
.................. 200 199,604
5.63% , 08/26/28
(c)
.................. 268 267,470
6.75% , 02/15/34
(c)
.................. 350 354,921
6.75% , 02/15/34
(b)
.................. 305 309,288
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 ................... 27 27,160
7.13% , 02/15/31 ................... 55 59,515
6.25% , 03/15/33 ................... 43 43,966
13,171,984
Household Durables — 0.6%
Ashton Woods USA LLC
(b)
4.63% , 08/01/29 ................... 25 23,835
6.88% , 08/01/33 ................... 17 17,013
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 7 7,017

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 ................... USD 32 $ 30,954
4.88% , 02/15/30 ................... 31 28,875
Century Communities, Inc., 6.63%, 09/15/33
(b)
. 21 21,235
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 12 12,350
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 7 7,220
K. Hovnanian Enterprises, Inc.
(b)
8.00% , 04/01/31 ................... 57 58,172
8.38% , 10/01/33 ................... 41 41,668
LGI Homes, Inc.
(b)
8.75% , 12/15/28 ................... 24 25,034
7.00% , 11/15/32 ................... 28 26,764
Mattamy Group Corp., 6.00%, 12/15/33
(b)
.... 18 17,840
Meritage Homes Corp., 1.75%, 05/15/28
(k)
.... 47 46,224
New Home Co., Inc. (The)
(b)
9.25% , 10/01/29 ................... 25 26,092
8.50% , 11/01/30 ................... 7 7,209
Newell Brands, Inc.
8.50% , 06/01/28
(b)
.................. 21 22,020
7.50% , 04/01/46
(d)
.................. 8,142 6,794,617
Somnigroup International, Inc., 3.88%, 10/15/31
(b)
43 40,192
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 14 14,705
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(b)
...................... 13 13,376
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .... 2 2,009
7,284,421
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(b)
6.30% , 03/15/29 ................... 275 283,712
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15% ,
06/10/55
(a)
..................... 495 518,334
Calpine Corp.
(b)
4.50% , 02/15/28 ................... 2 2,001
5.13% , 03/15/28 ................... 43 43,048
4.63% , 02/01/29 ................... 16 15,940
5.00% , 02/01/31 ................... 14 14,219
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 ................... 50 49,891
3.75% , 01/15/32 ................... 41 37,266
Lightning Power LLC, 7.25%, 08/15/32
(b)
..... 9 9,570
San Miguel Global Power Holdings Corp., (5-Year
US Treasury Yield Curve Rate T Note Constant
Maturity + 7.73%), 8.75%
(a) (c) (j)
.......... 200 205,875
TransAlta Corp., 5.88%, 02/01/34
(b)
........ 25 25,173
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (b) (j)
..................... 21 21,528
XPLR Infrastructure LP, 2.50%, 06/15/26
(b) (k)
.. 92 90,280
1,316,837
Industrial REITs — 0.0%
Trust 2401, 6.95%, 01/30/44
(b)
........... 200 208,628
Insurance — 0.7%
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 ................... 128 127,187
6.75% , 10/15/27 ................... 16 16,094
6.75% , 04/15/28 ................... 145 147,636
5.88% , 11/01/29 ................... 84 83,926
7.00% , 01/15/31 ................... 26 26,974
7.38% , 10/01/32 ................... 89 92,281
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 ................... 17 17,483
4.88% , 06/30/29 ................... 45 44,255
Security
Par (000)
Par (000) Value
Insurance (continued)
Amynta Agency Borrower, Inc., 7.50%,
07/15/33
(b)
...................... USD 40 $ 40,468
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(b)
27 27,270
Ardonagh Finco Ltd.
6.88% , 02/15/31
(c)
.................. EUR 1,035 1,253,640
7.75% , 02/15/31
(b)
.................. USD 200 209,671
Asurion LLC and Asurion Co-Issuer, Inc., 8.00%,
12/31/32
(b)
...................... 110 114,137
BNP Paribas Cardif SA, (5-Year EURIBOR ICE
Swap Rate + 3.37%), 6.00%
(a) (c) (j)
........ EUR 500 591,062
Dai-ichi Life Insurance Co. Ltd. (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.52%), 6.20%
(a) (c) (j)
.......... USD 200 208,920
Fubon Life Singapore Pte. Ltd., 5.45%,
12/10/35
(c)
...................... 400 406,468
FWD Group Holdings Ltd.
(c)
5.25% , 09/22/30 ................... 475 477,361
7.64% , 07/02/31 ................... 200 221,998
5.84% , 09/22/35 ................... 475 480,386
Howden UK Refinance plc
(b)
7.25% , 02/15/31 ................... 197 202,872
8.13% , 02/15/32 ................... 109 112,524
HUB International Ltd.
(b)
7.25% , 06/15/30 ................... 373 391,622
7.38% , 01/31/32 ................... 475 498,538
Jones Deslauriers Insurance Management, Inc.
(b)
8.50% , 03/15/30 ................... 39 40,876
6.88% , 10/01/33 ................... 71 68,557
Meiji Yasuda Life Insurance Co.
(a)(c)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.03%), 5.80% ,
09/11/54 ...................... 200 203,573
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.91%), 6.10% ,
06/11/55 ...................... 600 622,476
Nanshan Life Pte. Ltd.
(c)
5.45% , 09/11/34 ................... 200 198,196
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.85%), 5.88% ,
03/17/41
(a)
..................... 200 201,096
NN Group NV, (3-mo. EURIBOR + 4.00%),
6.00%, 11/03/43
(a) (c)
................ EUR 619 818,045
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
. USD 329 340,926
QIC Cayman Ltd., (6-Year USD Constant
Maturity + 2.20%), 6.15%
(a) (c) (j)
.......... 200 202,914
RLGH Finance Bermuda Ltd., 6.75%, 07/02/35
(c)
275 291,880
Ryan Specialty LLC
(b)
4.38% , 02/01/30 ................... 25 24,536
5.88% , 08/01/32 ................... 32 32,696
Tongyang Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 6.25%, 05/07/35
(a) (c)
.... 400 414,208
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(c)
.. EUR 100 123,135
USI, Inc., 7.50%, 01/15/32
(b)
............ USD 74 77,558
9,453,445
Interactive Media & Services — 0.0%
Snap, Inc.
(b)
6.88% , 03/01/33 ................... 91 94,298
6.88% , 03/15/34 ................... 30 30,889
125,187
IT Services — 2.0%
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(c)
...................... EUR 548 649,352
Atos SE
(c)(d)
9.36% , 12/18/29 ................... 602 811,097

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
5.20% , 12/18/30 ................... EUR 405 $ 469,358
Beignet Investor LLC, 6.58%, 05/30/49
(b)
..... USD 19,508 20,610,107
Cedacri SpA, (3-mo. EURIBOR at 4.63% Floor +
4.63%), 6.69%, 05/15/28
(a) (c)
........... EUR 149 176,701
CoreWeave, Inc., 9.25%, 06/01/30
(b)
....... USD 39 36,261
Engineering - Ingegneria Informatica - SpA
(c)
11.13% , 05/15/28 .................. EUR 459 570,992
(3-mo. EURIBOR at 0.00% Floor + 5.75%),
7.77% , 02/15/30
(a)
................ 100 119,599
8.63% , 02/15/30 ................... 100 126,019
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 125 130,430
ION Platform Finance US, Inc.
(b)
5.75% , 05/15/28 ................... 735 693,088
7.88% , 09/30/32 ................... 200 189,771
OVH Groupe SA
4.75% , 02/05/31
(c)
.................. EUR 600 704,252
Twilio, Inc., 3.88%, 03/15/31 ............ USD 44 42,052
United Group BV, 6.25%, 01/31/32
(c)
....... EUR 227 267,784
25,596,863
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.... USD 14 14,309
Machinery — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33
(b)
... 13 13,390
Chart Industries, Inc.
(b)
7.50% , 01/01/30 ................... 73 76,084
9.50% , 01/01/31 ................... 30 31,843
Enpro, Inc., 6.13%, 06/01/33
(b)
........... 19 19,606
Esab Corp., 6.25%, 04/15/29
(b)
........... 30 30,846
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(b)
...................... 41 35,670
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
...................... 143 149,968
IMA Industria Macchine Automatiche SpA, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.78%,
04/15/29
(a) (c)
..................... EUR 313 372,069
King US Bidco, Inc., (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.31%, 12/01/32
(a) (c)
...... 218 258,611
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
.. USD 16 17,186
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
59 57,375
Terex Corp.
(b)
5.00% , 05/15/29 ................... 2 1,993
6.25% , 10/15/32 ................... 42 43,090
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
.. EUR 200 235,866
1,343,597
Media — 0.5%
Cable One, Inc.
(k)
0.00% , 03/15/26
(m)
................. USD 49 48,265
1.13% , 03/15/28 ................... 36 29,297
Charter Communications Operating LLC, 5.13%,
07/01/49 ....................... 1,000 782,550
Clear Channel Outdoor Holdings, Inc.
(b)
7.75% , 04/15/28 ................... 108 108,080
7.50% , 06/01/29 ................... 41 40,711
7.88% , 04/01/30 ................... 116 122,170
7.13% , 02/15/31 ................... 97 101,573
7.50% , 03/15/33 ................... 131 138,374
CMG Media Corp., 8.88%, 06/18/29
(b)
...... 36 30,926
Comcast Corp., 4.05%, 11/01/52 ......... 260 190,181
CSC Holdings LLC, 11.25%, 05/15/28
(b)
..... 200 159,133
DirecTV Financing LLC
(b)
5.88% , 08/15/27 ................... 42 42,247
8.88% , 02/01/30 ................... 59 59,696
10.00% , 02/15/31 .................. 125 127,756
Security
Par (000)
Par (000) Value
Media (continued)
DISH DBS Corp.
(b)
5.25% , 12/01/26 ................... USD 118 $ 114,430
5.75% , 12/01/28 ................... 108 106,029
DISH Network Corp., 11.75%, 11/15/27
(b)
.... 199 207,115
EchoStar Corp.
10.75% , 11/30/29 .................. 159 175,502
6.75% , 11/30/30 ................... 244 249,751
Gray Media, Inc.
(b)
10.50% , 07/15/29 .................. 20 21,507
9.63% , 07/15/32 ................... 69 71,606
7.25% , 08/15/33 ................... 63 64,375
Lamar Media Corp.
4.00% , 02/15/30 ................... 4 3,864
5.38% , 11/01/33
(b)
.................. 26 25,830
Midcontinent Communications, 8.00%,
08/15/32
(b)
...................... 33 33,780
Neptune Bidco US, Inc.
(b)
9.29% , 04/15/29 ................... 50 50,086
10.38% , 05/15/31 .................. 27 27,684
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 ................... 13 13,019
4.25% , 01/15/29 ................... 89 86,676
4.63% , 03/15/30 ................... 49 47,831
7.38% , 02/15/31 ................... 28 29,637
SES SA
(c)
4.13% , 06/24/30 ................... EUR 101 118,767
4.88% , 06/24/33 ................... 101 118,551
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
USD 72 75,199
Sirius XM Radio LLC
(b)
3.13% , 09/01/26 ................... 16 15,859
5.00% , 08/01/27 ................... 51 51,124
4.00% , 07/15/28 ................... 26 25,417
Stagwell Global LLC, 5.63%, 08/15/29
(b)
..... 46 44,857
Summer BC Holdco B SARL
(c)
5.88% , 02/15/30 ................... EUR 251 271,833
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.31% , 02/15/30
(a)
................ 200 220,328
Sunrise FinCo. I BV, 4.63%, 05/15/32
(c)
...... 302 358,470
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (c) (i)
........... 361 266,862
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................. USD 400 397,707
Univision Communications, Inc.
(b)
8.00% , 08/15/28 ................... 98 101,496
7.38% , 06/30/30 ................... 45 45,740
8.50% , 07/31/31 ................... 31 32,383
9.38% , 08/01/32 ................... 44 47,292
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
. 24 24,761
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(c)
................. GBP 310 419,170
VZ Secured Financing BV, 5.25%, 01/15/33
(c)
.. EUR 427 491,975
Ziggo Bond Co. BV, 6.13%, 11/15/32
(c)
...... 200 221,053
Ziggo BV, 2.88%, 01/15/30
(c)
............ 100 110,917
6,769,442
Metals & Mining — 0.5%
ABJA Investment Co. Pte. Ltd., 5.45%,
01/24/28
(c)
...................... USD 200 203,876
AngloGold Ashanti Holdings plc, 3.38%, 11/01/28 472 458,170
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 ................... 22 23,345
11.50% , 10/01/31 .................. 166 182,692
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(b)
..... 49 50,750
Commercial Metals Co.
(b)
5.75% , 11/15/33 ................... 39 39,879
6.00% , 12/15/35 ................... 40 41,006

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Constellium SE, 5.63%, 06/15/28
(b)
........ USD 250 $ 249,964
CSN Resources SA
(c)
8.88% , 12/05/30 ................... 200 185,222
4.63% , 06/10/31 ................... 224 171,539
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 76 76,238
Freeport Indonesia PT, 4.76%, 04/14/27
(b)
.... 341 341,853
Freeport-McMoRan, Inc., 5.45%, 03/15/43 ... 260 251,691
Kaiser Aluminum Corp.
(b)
4.50% , 06/01/31 ................... 136 131,393
5.88% , 03/01/34 ................... 70 70,219
Navoi Mining & Metallurgical Combinat
(b)
6.70% , 10/17/28 ................... 237 245,295
6.95% , 10/17/31 ................... 300 319,687
New Gold, Inc., 6.88%, 04/01/32
(b)
........ 32 33,960
Nexa Resources SA, 6.75%, 04/09/34
(b)
..... 335 357,194
Novelis Corp.
(b)
4.75% , 01/30/30 ................... 87 83,925
6.88% , 01/30/30 ................... 39 40,496
3.88% , 08/15/31 ................... 8 7,292
6.38% , 08/15/33 ................... 82 83,129
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(c)
. EUR 100 114,772
Samarco Mineracao SA
(i)
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(b)
..................... USD 98 99,441
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(c)
..................... 406 412,592
Stillwater Mining Co., 4.50%, 11/16/29
(b)
..... 406 382,655
Vale Overseas Ltd.
6.40% , 06/28/54 ................... 165 168,383
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 6.00% ,
02/25/56
(a) (b)
.................... 374 373,177
Vedanta Resources Finance II plc
10.88% , 09/17/29
(b)
................. 410 432,165
10.88% , 09/17/29
(c)
................. 300 316,219
11.25% , 12/03/31
(b)
................. 200 214,812
11.25% , 12/03/31
(c)
................. 200 214,813
9.85% , 04/24/33
(b)
.................. 224 230,440
Volcan Cia Minera SAA, 8.50%, 10/28/32
(b)
... 374 383,773
6,992,057
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Arbor Realty SR, Inc.
8.50% , 12/15/28 ................... 10 9,960
7.88% , 07/15/30 ................... 17 16,243
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 36 35,629
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 19 20,066
6.00% , 04/15/30 ................... 10 10,264
6.50% , 07/01/30 ................... 7 7,302
6.50% , 10/15/30 ................... 47 49,002
148,466
Multi-Utilities — 0.3%
AGL Energy Ltd.
(c)
5.35% , 09/30/32 ................... AUD 240 156,227
5.77% , 09/30/35 ................... 200 129,110
Dominion Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.51%), 7.00%, 06/01/54
(a)
..... USD 3,805 4,119,867
4,405,204
Office REITs — 0.1%
Alstria Office AG
(c)
4.25% , 10/15/29 ................... EUR 200 232,243
5.50% , 03/20/31 ................... 600 721,752
953,995
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 2.0%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... USD 44 $ 46,098
Antero Midstream Partners LP
(b)
5.38% , 06/15/29 ................... 55 55,001
6.63% , 02/01/32 ................... 6 6,211
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 ................... 19 24,153
5.88% , 06/30/29 ................... 13 13,034
6.63% , 07/15/33 ................... 21 21,736
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 ................... 25 26,073
7.25% , 07/15/32 ................... 20 21,225
Breakwater Energy Holdings SARL
9.25% , 11/15/30
(b)
.................. 250 261,789
9.25% , 11/15/30
(c)
.................. 272 284,826
Buckeye Partners LP
6.88% , 07/01/29
(b)
.................. 2 2,081
6.75% , 02/01/30
(b)
.................. 9 9,448
5.85% , 11/15/43 ................... 34 31,884
Caturus Energy LLC, 8.50%, 02/15/30
(b)
..... 73 76,025
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ....................... 500 504,835
Chord Energy Corp., 6.75%, 03/15/33
(b)
..... 9 9,307
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 71 73,828
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
63 61,075
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... 12 12,527
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 ................... 62 62,032
5.88% , 01/15/30 ................... 64 62,250
Crescent Energy Finance LLC
(b)
7.75% , 07/31/29 ................... 6 5,988
9.75% , 10/15/30 ................... 4 4,198
7.63% , 04/01/32 ................... 34 32,964
7.88% , 04/15/32 ................... 12 11,823
7.38% , 01/15/33 ................... 21 19,928
8.38% , 01/15/34 ................... 17 16,887
DBR Land Holdings LLC, 6.25%, 12/01/30
(b)
.. 21 21,480
Delek Logistics Partners LP, 7.38%, 06/30/33
(b)
. 36 36,736
Enbridge, Inc.
6.70% , 11/15/53 ................... 4,750 5,214,828
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54
(a)
..................... 25 26,472
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55
(a)
..................... 25 26,463
Energean plc
5.63% , 05/12/31
(b)
.................. EUR 123 144,549
5.63% , 05/12/31
(c)
.................. 375 440,697
Energy Transfer LP
5.75% , 02/15/33 ................... USD 1,925 2,020,160
5.15% , 02/01/43 ................... 150 135,002
5.30% , 04/15/47 ................... 721 639,797
5.00% , 05/15/50 ................... 1,060 886,847
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54
(a)
..................... 58 61,913
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54
(a)
..................... 36 36,937
Enterprise Products Operating LLC
4.80% , 02/01/49 ................... 320 281,792
3.95% , 01/31/60 ................... 320 233,564
Genesis Energy LP, 7.75%, 02/01/28 ....... 30 30,123
Global Partners LP, 7.13%, 07/01/33
(b)
...... 15 15,274
Gran Tierra Energy, Inc., 9.50%, 10/15/29
(b)
... 419 291,205

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Greenko Dutch BV, 3.85%, 03/29/26
(c)
...... USD 173 $ 171,486
Greensaif Pipelines Bidco SARL, 5.85%,
02/23/36
(b)
...................... 392 409,221
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
...................... 22 22,719
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
... 13 13,551
Hess Midstream Operations LP
(b)
6.50% , 06/01/29 ................... 23 23,752
4.25% , 02/15/30 ................... 14 13,693
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 ................... 27 27,153
5.75% , 02/01/29 ................... 30 29,681
6.00% , 04/15/30 ................... 4 3,887
6.25% , 04/15/32 ................... 3 2,824
6.88% , 05/15/34 ................... 38 35,606
7.25% , 02/15/35 ................... 7 6,653
Howard Midstream Energy Partners LLC
(b)
7.38% , 07/15/32 ................... 15 15,828
6.63% , 01/15/34 ................... 36 36,984
India Green Power Holdings, 4.00%, 02/22/27
(c)
165 160,538
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(c)
EUR 228 269,321
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... USD 93 89,248
KazMunayGas National Co. JSC, 5.75%,
04/19/47
(c)
...................... 404 381,061
Kinetik Holdings LP
(b)
6.63% , 12/15/28 ................... 25 25,742
5.88% , 06/15/30 ................... 5 5,045
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
...................... 16 16,444
Matador Resources Co.
(b)
6.88% , 04/15/28 ................... 38 38,832
6.50% , 04/15/32 ................... 34 34,481
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(c)
...................... 331 289,821
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30
(b)
250 263,750
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
250 260,783
MPLX LP
4.95% , 03/14/52 ................... 5,499 4,622,514
5.65% , 03/01/53 ................... 930 862,432
Murphy Oil Corp., 5.88%, 12/01/42
(d)
....... 16 13,756
NAK Naftogaz Ukraine
(i)
7.13% , ( 7.13 % Cash or 7.13 % PIK),
07/19/26
(c)
..................... EUR 513 500,265
7.63% , ( 7.63 % Cash or 7.63 % PIK),
11/08/28
(b)
..................... USD 235 179,445
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 ................... 49 50,860
8.38% , 02/15/32 ................... 58 60,063
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(b)
... 44 42,841
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
...................... 19 19,362
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.... 17 16,372
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 ................... 48 48,627
5.88% , 07/01/29 ................... 35 35,205
7.00% , 01/15/32 ................... 30 31,270
6.25% , 02/01/33 ................... 52 53,340
Petrobras Global Finance BV, 6.75%, 01/27/41 . 726 733,108
Petroleos Mexicanos, 7.50%, 03/20/26
(b)
..... 690 691,725
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
... 350 370,948
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
...... 23 23,907
PRIO Luxembourg Holding SARL, 6.75%,
10/15/30
(b)
...................... 372 362,655
Raizen Fuels Finance SA
(b)
6.45% , 03/05/34 ................... 465 383,044
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.95% , 03/05/54 ................... USD 200 $ 152,500
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
...................... 31 30,932
Sunoco LP
(b)
5.63% , 03/15/31 ................... 15 15,110
6.63% , 08/15/32 ................... 20 20,556
6.25% , 07/01/33 ................... 17 17,413
5.88% , 03/15/34 ................... 16 15,999
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 ................... 66 66,036
7.38% , 02/15/29 ................... 27 27,906
6.00% , 09/01/31 ................... 15 14,930
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
...................... 49 48,521
TransMontaigne Partners LLC, 8.50%, 06/15/30
(b)
6 6,058
Trident Energy Finance plc, 12.50%, 11/30/29
(c)
313 317,989
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 ................... 34 35,240
7.00% , 01/15/30 ................... 2 1,925
8.38% , 06/01/31 ................... 162 161,097
9.88% , 02/01/32 ................... 82 84,712
Venture Global Plaquemines LNG LLC
(b)
6.13% , 12/15/30 ................... 83 84,523
7.50% , 05/01/33 ................... 33 35,657
6.50% , 01/15/34 ................... 104 106,521
7.75% , 05/01/35 ................... 35 38,323
6.75% , 01/15/36 ................... 112 114,720
Vista Energy Argentina SAU, 8.50%, 06/10/33
(b)
174 177,915
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 41 41,386
Wintershall Dea Finance 2 BV, (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(a) (c) (j)
..... EUR 499 598,246
26,265,123
Paper & Forest Products — 0.2%
Eldorado Intl. Finance GmbH, 8.50%, 12/01/32
(b)
USD 299 307,237
Fedrigoni SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.02% , 01/15/30
(a)
................ EUR 100 115,094
6.13% , 06/15/31 ................... 622 712,366
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
...................... USD 330 346,088
Magnera Corp., 7.25%, 11/15/31
(b)
........ 14 13,743
Sappi Papier Holding GmbH
4.50% , 03/15/32
(c)
.................. EUR 961 1,096,300
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31
(c)
...................... 448 550,897
3,141,725
Passenger Airlines — 0.1%
ABRA Global Finance, 14.00%, (14.00% Cash or
14.00% PIK), 10/22/29
(b) (i)
............ USD 384 382,787
American Airlines, Inc.
(b)
5.75% , 04/20/29 ................... 5 5,092
8.50% , 05/15/29 ................... 31 32,422
Avianca Midco 2 plc, 9.00%, 12/01/28
(c)
..... 381 384,014
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a) (c)
.. EUR 200 243,921
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... USD 42 42,314
OneSky Flight LLC, 8.88%, 12/15/29
(b)
...... 23 24,613
1,115,163
Personal Care Products — 0.1%
Opal Bidco SAS, 5.50%, 03/31/32
(c)
........ EUR 385 466,742
Perrigo Finance Unlimited Co.
5.38% , 09/30/32 ................... 134 160,246

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Personal Care Products (continued)
6.13% , 09/30/32 ................... USD 51 $ 49,678
676,666
Pharmaceuticals — 0.9%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 400 416,007
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
21 22,182
Bausch Health Cos., Inc.
(b)
4.88% , 06/01/28 ................... 17 15,215
11.00% , 09/30/28 .................. 174 180,236
Bayer AG, (5-Year EUR Swap Annual + 4.46%),
5.38%, 03/25/82
(a) (c)
................ EUR 700 844,190
Bayer US Finance LLC, 6.88%, 11/21/53
(b)
... USD 745 804,186
Dolcetto Holdco SpA, 5.63%, 07/14/32
(c)
..... EUR 371 442,532
Eli Lilly & Co., 5.65%, 10/15/65 .......... USD 4,935 4,972,563
Gruenenthal GmbH, 4.63%, 11/15/31
(c)
...... EUR 500 593,762
Nidda Healthcare Holding GmbH
(c)
7.00% , 02/21/30 ................... 993 1,211,360
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.28% , 10/15/32
(a)
................ 571 677,097
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.89% , 12/31/29
(a)
................ 103 122,795
6.75% , 12/31/29 ................... 889 1,097,724
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 .................. USD 90 88,819
11,488,668
Professional Services — 0.0%
(b)
Amentum Holdings, Inc., 7.25%, 08/01/32 .... 9 9,487
CACI International, Inc., 6.38%, 06/15/33 .... 44 45,526
CoreLogic, Inc., 4.50%, 05/01/28 ......... 163 159,685
KBR, Inc., 4.75%, 09/30/28 ............. 49 48,020
Science Applications International Corp.
4.88% , 04/01/28 ................... 38 37,899
5.88% , 11/01/33 ................... 29 29,399
330,016
Real Estate Management & Development — 0.6%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(i)
.............. EUR 977 1,197,199
Aldar Properties PJSC, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.04%), 6.62%, 04/15/55
(a) (c)
........... USD 225 234,925
Alexandrite Lake Lux Holdings SARL, 6.75%,
07/30/30
(c)
...................... EUR 472 564,263
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(c)
.. USD 430 439,490
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ............ 28 28,278
7.00% , 04/15/30
(b)
.................. 2 1,991
9.75% , 04/15/30
(b)
.................. 17 18,450
Aroundtown Finance SARL
(a)(c)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.16%), 7.88% .... 162 162,819
(5-Year EURIBOR ICE Swap Rate + 3.43%),
5.25% ........................ EUR 843 965,660
Citycon Treasury BV, 5.38%, 07/08/31
(c)
..... 316 352,263
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
...................... USD 63 67,290
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(c) (d)
................ EUR 352 389,194
Fantasia Holdings Group Co. Ltd.
(c)(e)(l)
15.00% , 12/18/21 .................. USD 200 2,000
11.75% , 04/17/24 .................. 5,280 52,800
7.95% , 07/05/24 ................... 750 7,500
12.25% , 10/18/24 .................. 755 7,550
10.88% , 01/09/25 .................. 330 3,300
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
11 11,492
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Grand City Properties SA, (5-Year EUR Swap
Annual + 2.18%), 1.50%
(a) (c) (j)
.......... EUR 300 $ 347,073
Howard Hughes Corp. (The), 4.38%, 02/01/31
(b)
USD 29 27,611
Longfor Group Holdings Ltd., 3.38%, 04/13/27
(c)
200 184,250
Modernland Overseas Pte. Ltd., 6.00%, (6.00%
Cash or 6.00% PIK), 04/30/27
(c) (i)
........ 1,059 345,657
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30
(c)
. 365 364,910
Vivion Investments SARL
(c)
8.25% , ( 8.25 % Cash or 8.00 % PIK),
02/28/29
(i)
...................... EUR 679 790,879
5.63% , 06/08/30 ................... 380 430,108
Vonovia SE, Series B, 0.88%, 05/20/32
(c) (k)
... 200 227,166
7,224,118
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
USD 56 55,345
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/33
(b)
... 10 10,206
ams-OSRAM AG, 10.50%, 03/30/29
(c)
...... EUR 273 334,079
Broadcom, Inc., 1.95%, 02/15/28 ......... USD 2,662 2,554,977
NXP BV, 4.40%, 06/01/27 .............. 1,405 1,411,336
ON Semiconductor Corp., 0.50%, 03/01/29
(k)
.. 29 27,434
Qnity Electronics, Inc.
(b)
5.75% , 08/15/32 ................... 33 33,741
6.25% , 08/15/33 ................... 27 27,987
4,399,760
Software — 0.8%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
.. 446 444,658
Camelot Finance SA, 4.50%, 11/01/26
(b)
..... 8 7,946
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
... 137 141,106
Central Parent LLC, 8.00%, 06/15/29
(b)
...... 49 42,587
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 ................... 119 115,526
4.88% , 07/01/29 ................... 83 78,477
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 ................... 258 261,377
9.00% , 09/30/29 ................... 308 320,785
8.25% , 06/30/32 ................... 189 197,513
Elastic NV, 4.13%, 07/15/29
(b)
........... 51 49,392
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
.... 99 100,945
Fair Isaac Corp.
(b)
4.00% , 06/15/28 ................... 45 44,381
6.00% , 05/15/33 ................... 130 133,529
IPD 3 BV
5.50% , 06/15/31
(c)
.................. EUR 512 607,984
McAfee Corp., 7.38%, 02/15/30
(b)
......... USD 35 30,523
Oracle Corp.
3.95% , 03/25/51 ................... 8,055 5,299,864
5.55% , 02/06/53 ................... 1,335 1,107,889
PTC, Inc., 4.00%, 02/15/28
(b)
............ 7 6,895
SS&C Technologies, Inc., 6.50%, 06/01/32
(b)
.. 69 71,789
TeamSystem SpA
(a)(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.53% , 07/31/31 ................. EUR 157 185,770
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.28% , 07/01/32 ................. 189 223,310
UKG, Inc., 6.88%, 02/01/31
(b)
............ USD 281 288,647
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
55 51,903
9,812,796
Specialized REITs — 0.7%
Equinix, Inc., 1.80%, 07/15/27 ........... 7,864 7,597,131
Iron Mountain, Inc.
5.25% , 07/15/30
(b)
.................. 3 2,964
6.25% , 01/15/33
(b)
.................. 10 10,084
4.75% , 01/15/34
(c)
.................. EUR 626 715,388

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
Millrose Properties, Inc.
(b)
6.38% , 08/01/30 ................... USD 58 $ 59,347
6.25% , 09/15/32 ................... 54 54,485
SBA Communications Corp., 3.13%, 02/01/29 . 62 59,306
8,498,705
Specialty Retail — 0.5%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
.. 20 20,106
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ................... 5 4,985
5.00% , 02/15/32
(b)
.................. 11 10,690
Bubbles Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.27% , 09/30/31
(a)
................ EUR 166 196,730
6.50% , 09/30/31 ................... 170 204,962
Carvana Co.
(b)(i)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ...................... USD 82 85,664
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 195 219,674
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
... GBP 1,044 1,472,406
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. USD 22 23,520
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.31%, 01/15/32
(a) (c)
...... EUR 222 262,892
Goldstory SAS, 6.75%, 02/01/30
(c)
........ 410 499,819
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. USD 14 14,406
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 ................... 52 51,231
8.25% , 08/01/31 ................... 19 20,096
Lithia Motors, Inc., 5.50%, 10/01/30
(b)
....... 21 21,083
Lowe's Cos., Inc., 3.00%, 10/15/50 ........ 4,146 2,627,949
Staples, Inc., 10.75%, 09/01/29
(b)
......... 19 18,889
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(b)
...................... 220 227,573
5,982,675
Technology Hardware, Storage & Peripherals — 0.0%
Seagate Data Storage Technology Pte. Ltd.
(b)
5.88% , 07/15/30 ................... 19 19,586
8.50% , 07/15/31 ................... 109 115,885
135,471
Textiles, Apparel & Luxury Goods — 0.2%
Beach Acquisition Bidco LLC, 5.25%, 07/15/32
(c)
EUR 222 265,604
Crocs, Inc., 4.25%, 03/15/29
(b)
........... USD 48 46,453
European TopSoho SARL, Series SMCP, 4.00%,
10/14/24
(c) (e) (k) (l)
................... EUR 1,100 1,047,121
Levi Strauss & Co., 3.50%, 03/01/31
(b)
...... USD 29 27,005
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.78% , 07/01/29
(a) (c)
............... EUR 631 747,613
VF Corp., 4.25%, 03/07/29 ............. 257 303,043
2,436,839
Tobacco — 1.0%
Altria Group, Inc., 4.40%, 02/14/26 ........ USD 63 62,997
BAT Capital Corp., 2.26%, 03/25/28 ....... 12,726 12,245,846
12,308,843
Trading Companies & Distributors — 0.1%
(b)
FTAI Aviation Investors LLC
5.50% , 05/01/28 ................... 51 51,045
7.88% , 12/01/30 ................... 41 43,599
7.00% , 05/01/31 ................... 198 208,511
7.00% , 06/15/32 ................... 78 81,998
5.88% , 04/15/33 ................... 62 63,003
Herc Holdings, Inc.
6.63% , 06/15/29 ................... 2 2,076
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
7.00% , 06/15/30 ................... USD 45 $ 47,359
5.75% , 03/15/31 ................... 18 18,267
7.25% , 06/15/33 ................... 43 45,597
6.00% , 03/15/34 ................... 19 19,253
QXO Building Products, Inc., 6.75%, 04/30/32 . 119 124,286
United Rentals North America, Inc., 5.38%,
11/15/33 ....................... 65 64,954
WESCO Distribution, Inc.
6.63% , 03/15/32 ................... 17 17,751
6.38% , 03/15/33 ................... 22 22,970
810,669
Transportation Infrastructure — 0.0%
Royal Capital BV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
7.40%), 5.00%
(a) (c) (j)
................ 200 199,600
Wireless Telecommunication Services — 1.3%
Colombia Telecomunicaciones SA ESP, 4.95%,
07/17/30
(c)
...................... 200 181,958
Digicel International Finance Ltd., 8.63%,
08/01/32
(b)
...................... 914 948,851
Eutelsat SA
(c)
1.50% , 10/13/28 ................... EUR 300 337,041
9.75% , 04/13/29 ................... 278 348,409
Globe Telecom, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.53%), 4.20%
(a) (c) (j)
................ USD 200 198,636
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
................ 271 284,043
Maya SAS
7.00% , 10/15/28
(b)
.................. 200 202,487
6.88% , 04/15/31
(c)
.................. EUR 442 554,085
Odido Holding BV, 3.75%, 01/15/29
(c)
....... 539 633,798
SoftBank Group Corp.
(c)
5.38% , 01/08/29 ................... 768 923,883
5.25% , 10/10/29 ................... 188 224,293
6.88% , 01/10/31 ................... USD 359 359,447
5.88% , 07/10/31 ................... EUR 328 393,883
5.75% , 07/08/32 ................... 623 742,283
6.38% , 07/10/33 ................... 232 279,619
T-Mobile USA, Inc.
2.05% , 02/15/28 ................... USD 1,922 1,845,025
5.05% , 07/15/33 ................... 3,500 3,571,580
Turkcell Iletisim Hizmetleri A/S, 7.65%,
01/24/32
(b)
...................... 334 354,214
Veon Midco BV, 3.38%, 11/25/27
(b)
........ 380 359,218
VF Ukraine PAT
(d)
9.62% , 02/11/27
(b)
.................. 218 210,674
9.62% , 02/11/27
(c)
.................. 168 162,169
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(c)
.................. GBP 339 432,528
4.50% , 07/15/31
(c)
.................. 100 119,437
5.63% , 04/15/32
(c)
.................. EUR 800 945,268
7.75% , 04/15/32
(b)
.................. USD 494 514,797
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a) (b) (i) (k)
........... 137 123,941
WOM Mobile SA, 12.50%, (12.50% Cash or
12.50% PIK), 04/01/31
(a) (b) (i)
........... 9 8,945
Zegona Finance plc, 6.75%, 07/15/29
(c)
..... EUR 977 1,205,949
16,466,461
Total Corporate Bonds — 33 .2%
(Cost: $ 432,317,340 ) .............................. 428,221,236

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Fixed Rate Loan Interests
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... USD 280 $ 270,727
IT Services — 0.0%
X Corp., 1st Lien Term Loan B3 , 9.50%
,
10/26/29 41 40,824
Software — 0.1%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... 480 477,192
Total Fixed Rate Loan Interests — 0 .1%
(Cost: $ 799,869 ) ................................. 788,743
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
06/24/30
(n)
....................... 249 249,487
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.37%
,
05/25/29 ............. 839 424,440
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.37%
,
05/25/29 ............. 115 58,246
Bleriot US Bidco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
10/31/30 ................... 332 333,181
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 8.37%
,
08/03/29 ... 304 304,570
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
10/31/31 ............. 593 595,067
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
10/31/31 ............. 226 226,619
Goat Holdco LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.47%
,
01/27/32 ................... 118 118,148
Kaman Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 2.50% Floor + 0.50%;
6-mo. CME Term SOFR at 2.50% Floor +
0.50% at 0.50% Floor + 0.00%), 6.32% -
6.54%
,
02/26/32 ................... 163 163,897
Kaman Corp., Delayed Draw 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.43%
,
02/26/32 ............. 1 1,484
Peraton Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.69%
,
02/01/28 ................... 441 409,056
Propulsion (BC) Finco SARL, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.50%), 6.17%
,
12/01/32 ............ 171 172,028
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.42%
,
11/06/28
(f)
....... 101 101,829
TransDigm, Inc., 1st Lien Term Loan J , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.22%
,
02/28/31 ................... 1,255 1,258,872
TransDigm, Inc., 1st Lien Term Loan K , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.97%
,
03/22/30 ................... 72 72,088
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc., 1st Lien Term Loan L , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.22%
,
01/19/32 ................... USD 230 $ 230,941
TransDigm, Inc., 1st Lien Term Loan M , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.22%
,
08/19/32 ................... 772 775,122
5,495,075
Automobile Components — 0.2%
(a)
Allison Transmission, Inc., 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.43%
,
11/08/32 .............. 235 235,980
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.22% , 05/06/30 ........... 950 949,737
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.47% , 01/28/32 ........... 399 400,496
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.84%
,
01/30/32 ............ 23 23,049
Gates Corp., 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.67%
,
06/04/31 ................... 591 592,060
RealTruck Group, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 7.58% , 01/31/28 ........... 49 37,396
(1-mo. CME Term SOFR at 0.75% Floor +
5.00%), 8.83% , 01/31/28 ........... 145 111,666
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 8.77% -
8.99%
,
11/17/28 ................... 383 375,957
2,726,341
Automobiles — 0.0%
(a)
Bombardier Recreational Products, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.97%
,
01/22/31 ........ 141 141,041
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.72%
,
07/02/31 ............. 313 312,525
453,566
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.02% , 01/24/29 ........... 207 136,362
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.17% , 01/24/29 ........... 546 542,249
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 4.77% , 01/24/30 ........... 148 37,513
Sazerac Co., Inc., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.28%
,
06/25/32 ................... 274 274,579
990,703
Biotechnology — 0.1%
PAREXEL International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.47%
,
12/12/31
(a)
............ 784 786,252

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail — 0.1%
(a)
Boots Group Bidco Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.21%
,
08/30/32 ............. USD 302 $ 303,383
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.47%
,
03/15/30 ............. 496 490,575
793,958
Building Products — 0.2%
(a)
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
5.47%
,
05/14/29 ................... 97 97,711
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.47%
,
09/08/32 ................... 953 954,711
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.97%
,
07/08/30 ............. 258 249,310
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.72%
,
10/27/32 ................... 340 337,396
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
08/05/31 ................... 768 742,856
2,381,984
Capital Markets — 0.4%
(a)
Allspring Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.81%
,
11/01/30 ................... 145 145,949
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
2.75% Floor + 0.00%; 6-mo. CME Term SOFR
at 2.75% Floor + 0.00% at 0.00% Floor +
0.00%), 6.42% - 6.95%
,
02/18/31 ........ 573 570,954
Aretec Group, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.72%
,
08/09/30 ............. 157 157,781
Ascensus Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.72%
,
11/25/32 .............. 330 329,422
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
12/20/29 ................... 299 299,251
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.92%
,
11/25/31 .............. 384 384,809
Chicago US MidCo III LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.22%
,
10/29/32
(f)
............. 424 424,149
Citadel Securities Global Holdings LLC, Facility
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 5.67%
,
10/31/31 .. 406 408,392
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.72%
,
04/07/28 .. 348 349,103
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.22%
,
09/15/31 ........ 571 571,368
GTCR Everest Borrower LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
09/05/31 ............. 119 119,798
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Hudson River Trading LLC, 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.49%
,
03/18/30 ............. USD 195 $ 195,225
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.82%
,
12/15/31 ............. 870 865,748
Osaic Holdings, Inc., 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.60%
,
08/02/32 ................... 513 514,826
5,336,775
Chemicals — 0.4%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 7.82%
,
11/24/27 ............ 194 176,796
Chemours Co. LLC, 1st Lien Term Loan B4 ,
10/15/32
(n)
....................... 588 579,732
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.75%
,
11/01/30 ................... 428 429,172
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.61%
,
10/04/29 ............. 115 110,634
Element Solutions, Inc., 1st Lien Term Loan ,
12/18/30
(n)
....................... 111 111,508
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%
,
12/18/30 ............. 553 555,530
Fortis 333, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.17%
,
03/29/32 ................... 143 141,632
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.58%
,
02/15/30 ................... 228 228,688
INEOS US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
02/18/30 ............. 141 113,789
INEOS US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.97%
,
10/07/31 ............. 138 91,397
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 7.70%
,
07/03/28 ............. 321 280,552
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
11/26/31
(f)
............. 196 196,473
Nouryon Finance BV, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.04%
,
04/03/28 ............. 331 330,383
Olympus Water US Holding Corp., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 6.92%
,
11/03/32 ............ 384 381,362
Olympus Water US Holding Corp., 1st Lien Term
Loan B6 , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.67%
,
06/23/31 ........ 640 633,430
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 4.25%), 8.29%
,
04/08/31 .. 398 293,549
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.87%
,
10/09/31 ............. 129 129,509
Solstice Advanced Materials, Inc., 1st Lien Term
Loan B , (12-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.52%
,
10/29/32 ........ 215 215,942

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Sparta US HoldCo LLC, 1st Lien Term Loan ,
08/02/30
(n)
....................... USD 511 $ 506,710
WR Grace Holding LLC, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.00%
,
08/19/32 ............. 202 202,302
5,709,090
Commercial Services & Supplies — 0.5%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.25%
,
10/24/30 ........ 211 210,675
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
08/20/32 ............. 1,262 1,267,472
Anticimex Global AB, Facility 1st Lien Term Loan
B8 , (1-day SOFR at 0.00% Floor + 2.90%),
6.81%
,
11/17/31 ................... 122 122,902
Aramark Services, Inc., 1st Lien Term Loan B10 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%
,
06/24/30 ............. 394 394,857
Aramark Services, Inc., 1st Lien Term Loan B9 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%
,
04/06/28 ............. 355 355,240
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.57%
,
09/06/27 ............. 271 271,788
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.67%
,
04/01/32 ............ 361 362,144
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.50%),
5.22%
,
10/11/32 ................... 179 180,491
Deep Blue Operating I LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.59%
,
10/01/32 ............. 76 76,174
Garda World Security Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.75%
,
02/01/29 ............. 483 484,695
Grant Thornton Advisors LLC, 1st Lien Term
Loan , 06/02/31
(n)
................... 246 246,638
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 7.48%
,
10/17/30 ............ 165 164,999
LABL, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
8.94%
,
10/30/28 ................... 427 268,709
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
03/11/32 ................... 627 629,349
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (6-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.13%
,
10/15/30 ... 188 188,642
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.58%
,
03/08/32 ... 682 680,098
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
06/28/30
(f)
............. 243 242,327
Reworld Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.98%
,
01/15/31 ............. 96 96,000
Reworld Holding Corp., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.98% , 11/30/28 ............ 220 220,240
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.98% , 01/15/31 ........... USD 225 $ 225,320
Reworld Holding Corp., 1st Lien Term Loan C ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.98%
,
01/15/31 ............. 37 36,614
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 8.93%
,
02/15/29 ... 69 64,521
TruGreen LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
7.82%
,
11/02/27 ................... 82 80,254
6,870,149
Communications Equipment — 0.0%
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
10/24/30
(a)
.................. 390 390,545
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.35%
,
08/01/30 ........ 624 567,274
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.22%
,
11/03/31 .............. 77 77,703
Legence Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.97%
,
12/18/31 ............. 175 175,977
820,954
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
01/31/31 ................... 386 386,876
MSOF BEACON LLC, 1st Lien Term Loan
B , (12-mo. CME Term SOFR + 3.00%),
6.54%
,
12/09/32
(f)
.................. 221 221,829
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
9.72%
,
03/08/29 ................... 90 79,930
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.97%
,
04/14/31 ............. 364 364,872
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.97%
,
03/19/29 ............. 320 320,769
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.97%
,
02/10/32 ............. 175 175,180
Standard Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.48%
,
09/22/28 ............. 180 180,371
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.97%
,
10/19/29 ... 986 990,078
2,719,905

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 0.0%
(a)
EG America LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.32%
,
02/07/28 ................... USD 85 $ 85,176
US Foods, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
10/03/31 ................... 304 306,021
391,197
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 2.75%), 6.50%
,
11/29/30 ............ 862 862,946
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
3.18%), 6.89% , 04/13/29 ........... 50 50,009
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.97% , 04/01/32 ........... 428 427,701
Colossus Acquireco LLC, 1st Lien Term Loan ,
(1-day SOFR at 0.00% Floor + 1.75%),
5.41%
,
07/30/32 ................... 497 496,134
Mauser Packaging Solutions Holding Co., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.23%
,
04/15/30 ... 255 249,423
Pregis Topco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.72%
,
02/01/29 ................... 225 227,125
ProAmpac PG Borrower LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.88% - 7.90%
,
09/15/28 ........ 48 47,797
Reynolds Consumer Products LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.47%
,
03/04/32 ............ 67 66,873
Ring Container Technologies Group LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 6.22%
,
09/15/32 ... 128 127,970
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
09/15/28 ............. 238 228,432
2,784,410
Distributors — 0.0%
Pai HoldCo, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.83%
,
10/28/27
(a)
.................. 116 100,897
Diversified Consumer Services — 0.1%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.50% Floor + 1.75%), 5.47%
,
08/23/32 ... 362 363,747
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 7.67% -
7.88%
,
08/11/28 ................... 53 43,684
OMNIA Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.45%
,
12/31/32 ............. 158 158,484
Planet US Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.82%
,
02/07/31 ............. 111 111,428
URSA Minor US Bidco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.09%
,
03/26/31 ............. 178 178,018
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.22%
,
01/30/31 ................... USD 484 $ 484,451
1,339,812
Diversified REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.92%
,
05/18/30
(a)
............ 153 152,805
Diversified Telecommunication Services — 0.3%
(a)
Level 3 Financing, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
03/29/32 ............. 872 873,962
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 9.72%
,
06/01/28 ............. 23 22,597
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.18%
,
04/16/29 ............. 246 244,606
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.18%
,
04/15/30 ............. 325 323,080
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 4.25% Floor + 0.75%;
3-mo. CME Term SOFR at 4.25% Floor +
0.75% at 0.75% Floor + 0.04%), 8.08% -
8.33%
,
09/01/28 ................... 141 133,908
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.33%
,
09/25/29 ................... 720 551,011
Sunrise Financing Partnership, Facility 1st Lien
Term Loan AAA1 , (12-mo. CME Term SOFR
at 0.00% Floor + 2.50%), 6.26%
,
02/17/32 .. 115 115,350
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.11%
,
01/31/29 ........ 291 291,132
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
03/11/30
(n)
....................... 992 939,198
3,494,844
Electric Utilities — 0.1%
(a)
NRG Energy, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.59%
,
04/16/31 ................... 858 860,218
Vistra Operations Co. LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%
,
12/20/30 ............. 405 406,380
1,266,598
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00% Floor
+ 6.00%), 9.86%
,
12/21/29
(a)
........... 30 30,137
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
06/20/31
(f)
.................. 104 104,932
Coherent Corp., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.47%
,
07/02/29 ................... 213 213,441
CoorsTek, Inc., 1st Lien Term Loan B , (12-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.68%
,
10/28/32 ................... 133 133,915

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
Sanmina Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.92%
,
10/27/32
(f)
.................. USD 245 $ 245,306
697,594
Energy Equipment & Services — 0.0%
(a)
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.71%
,
02/26/32 ................... 329 326,040
Stakeholder Midstream LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.04%
,
01/02/31 ............. 165 165,103
491,143
Entertainment — 0.3%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.03%
,
07/22/30
(f)
............. 319 317,841
Creative Artists Agency LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.22%
,
10/01/31 ............. 824 826,931
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42%
,
09/30/31 ............. 637 638,683
Live Nation Entertainment, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.73%
,
10/21/32 ........ 414 414,000
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , 11/13/29
(n)
..................... 497 440,211
TKO Worldwide Holdings LLC, 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.87%
,
11/21/31 ........ 893 896,974
WMG Acquisition Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.57%
,
01/24/31 ............. 736 737,166
4,271,806
Financial Services — 0.6%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.97%
,
12/21/28 ........ 326 326,454
ABG Intermediate Holdings 2 LLC, Delayed Draw
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 5.97%
,
02/13/32 .. 164 163,576
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.47%
,
07/30/31 ............ 98 97,897
Apex Group Treasury LLC, 1st Lien Term Loan B ,
02/27/32
(n)
....................... 511 479,448
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
01/03/29 ................... 676 678,297
Belron Finance 2019 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.12%
,
10/16/31 ............. 878 882,319
Boost Newco Borrower LLC, 1st Lien Term Loan
B2 , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
01/31/31 ............. 1,022 1,022,343
CPI Holdco B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.92%
,
05/19/31 ................... 854 855,418
EOC BORROWER LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.72%
,
03/24/32 ............. 866 869,493
Security
Par (000)
Par (000) Value
Financial Services (continued)
Gryphon Acquire NewCo LLC, 1st Lien Term
Loan , (6-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.88%
,
09/13/32 ............ USD 191 $ 192,215
Guardian US Holdco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.17%
,
01/31/30 ............. 79 79,220
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.47%
,
02/17/31 ............. 510 511,194
Orion US Finco, Inc., 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.32%
,
10/08/32 ............. 239 239,970
Sotera Health Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.34%
,
05/30/31 ............. 516 518,570
Summit Acquisition, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.22%
,
10/16/31
(f)
............. 37 37,138
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
04/03/28 ................... 79 79,359
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
03/05/32 ................... 144 143,793
7,176,704
Food Products — 0.2%
(a)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.97%
,
10/28/32 ................... 1,116 1,120,464
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.24%
,
09/30/31 ........ 816 815,373
Froneri US, Inc., Facility 1st Lien Term Loan B6 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.12%
,
09/30/32 ............. 236 235,910
MP Midco Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.34%
,
03/29/30 ............. 33 33,519
Primo Brands Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.25%
,
03/31/28 ................... 232 232,244
Utz Quality Foods LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
01/29/32 ............. 248 248,501
2,686,011
Gas Utilities — 0.0%
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.22%
,
04/01/32
(a)
........... 141 141,772
Ground Transportation — 0.1%
(a)
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
04/10/31 ............. 1,103 1,102,977
Hertz Corp. (The), 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.33%
,
06/30/28 ................... 275 230,326
Hertz Corp. (The), 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.33%
,
06/30/28 ................... 54 45,452
1,378,755

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.72% , 09/29/28 ........... USD 213 $ 213,095
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.97% , 01/15/31 ........... 480 484,714
QuidelOrtho Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.72%
,
08/20/32 ................... 246 246,150
943,959
Health Care Providers & Services — 0.3%
(a)
ACP Tara Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
12/15/32
(f)
............. 64 64,320
AHP Health Partners, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.97%
,
09/20/32 ............. 45 45,351
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 6.59%
,
09/29/28 ............ 460 462,252
CNT Holdings I Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.34%
,
11/08/32 ................... 313 313,474
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.72%
,
07/28/31 ........ 158 158,559
Ensemble RCM LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.84%
,
08/01/29 ............. 376 377,887
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.22%
,
11/01/28 .............. 455 457,527
EyeCare Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 10.72%
,
11/30/28
(e) (l)
........... 46 7,457
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.65%
,
05/19/31 ............. 273 273,848
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.44%
,
11/01/28 ............ —
(o)
19
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 10.94%
,
11/01/29 ........... 404 81,921
Medline Borrower LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.47% , 10/23/28 ........... 365 365,723
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.47% , 10/23/30 ........... 164 164,918
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.47%
,
09/16/32 ............. 404 405,540
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.72%
,
11/19/31 ............ 140 140,273
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.22%
,
12/19/30 ............ 390 391,641
Team Health Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.34%
,
06/30/28 ............. 114 114,711
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.47%
,
08/01/31 ................... USD 105 $ 105,079
3,930,500
Health Care Technology — 0.2%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.47%
,
02/15/29 ............. 658 658,705
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.62%
,
05/01/31 ................... 748 717,561
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.77%
,
10/01/27 ............. 149 146,349
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
11/03/31 ............ 243 243,321
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.85%
,
06/02/28 ................... 433 417,273
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
10/22/29
(f)
............. 163 163,471
2,346,680
Hotels, Restaurants & Leisure — 0.8%
(a)
1011778 BC ULC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
09/20/30 ................... 514 514,656
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.35% , 03/11/30 ............ 55 55,055
(1-mo. CME Term SOFR at 1.00% Floor +
7.61%), 11.35% , 03/11/30 ........... 51 50,861
Alterra Mountain Co., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.22%
,
05/31/30
(f)
............. 306 306,956
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.37%
,
10/02/28 ............. 162 159,878
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.97%
,
02/06/30 ............. 388 384,653
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.97%
,
02/06/31 ............. 788 779,999
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.34%
,
12/02/31 ............. 238 234,241
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.53%
,
03/04/32 ............. 480 480,284
Entain Holdings (Gibraltar) Ltd., 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.92%
,
07/30/32 ........ 85 84,054
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.97%
,
01/29/29 ............. 1,141 1,140,861
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42% , 12/02/30 ........... 822 820,549
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.67% , 06/04/32 ........... 244 243,588

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Fortrex LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
4.82%
,
03/10/31 ................... USD 42 $ 40,188
Four Seasons Hotels Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.67%
,
09/22/32 ............. 842 846,161
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.44%
,
11/01/29 ........ 219 214,249
Herschend Entertainment Co. LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 6.97%
,
05/27/32 ............ 222 223,833
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.48%
,
11/08/30 .... 575 578,271
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.22%
,
12/16/30 ................... 432 432,614
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 5.99%
,
04/16/29 ........ 398 399,060
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.24%
,
08/01/30 ............. 114 105,535
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.22%
,
05/03/29 ............. 246 246,953
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.93%
,
04/04/29 ............ 182 178,600
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 5.72%
,
12/04/31 ... 113 111,820
Six Flags Entertainment Corp., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.72%
,
05/01/31 ........ 97 96,108
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
03/14/31 ............. 647 649,170
Turquoise Topco Ltd., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.23%
,
08/13/32
(f)
............. 191 188,374
Voyager Parent LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.42%
,
07/01/32 ............. 294 294,109
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.42%
,
08/03/28 ................... 194 194,348
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.47%
,
05/24/30 ............ 344 345,071
10,400,099
Household Durables — 0.1%
(a)
Madison Safety & Flow LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.23%
,
09/26/31 ............. 129 129,863
Serta Simmons Bedding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 7.50%), 11.29%
,
06/29/28 ........... 88 82,686
Somnigroup International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.25%), 5.92%
,
10/24/31 ............. 134 135,024
Security
Par (000)
Par (000) Value
Household Durables (continued)
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.42%
,
12/19/29 ............. USD 62 $ 61,104
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.74%
,
10/01/32 ........ 390 390,195
798,872
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.47%
,
07/31/30 ........ 554 553,793
Calpine Corp., Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%
,
01/31/31 ............. 192 191,621
Exgen Renewables IV LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
2.00%), 5.82%
,
12/15/27 ............. 245 246,008
Talen Energy Supply LLC, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.35% , 12/11/31 ............ 75 75,506
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67% , 11/25/32 ............ 278 277,828
1,344,756
Industrial Conglomerates — 0.2%
(a)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
09/13/32 ............. 82 82,564
EMRLD Borrower LP, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.12%
,
08/04/31 ................... 431 431,700
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.07%
,
05/31/30 ............. 759 759,989
FCG Acquisitions, Inc., 1st Lien Term Loan ,
03/31/28
(n)
....................... 27 27,018
INNIO Group Holding GmbH, Facility 1st Lien
Term Loan B2 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.13%
,
11/02/28 .... 202 202,505
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.37%
,
12/02/31 ... 175 176,256
Pinnacle Buyer LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.49%
,
10/01/32 ............. 221 221,314
Resideo Funding, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
08/13/32 ............. 257 257,677
2,159,023
Insurance — 0.6%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.22%
,
09/19/31 ............ 1,704 1,707,730
AmWINS Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
5.97%
,
01/30/32 ................... 825 826,732
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.47%
,
12/29/31 ............ 556 556,489
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B2 , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.25%
,
05/26/31 ................... 236 234,970

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
CRC Insurance Group LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
05/06/31 ............. USD 899 $ 898,902
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.12%
,
06/20/30 ............. 1,011 1,015,922
Jones DesLauriers Insurance Management, Inc.,
1st Lien Term Loan , 12/09/32
(n)
......... 282 282,366
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
6.59%
,
03/15/30 ................... 276 275,819
OneDigital Borrower LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.72%
,
07/02/31 ............. 116 115,699
Ryan Specialty LLC, 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
09/15/31 ............. 553 553,233
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
09/27/30 ................... 474 474,659
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
11/21/29 ................... 846 848,094
7,790,615
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.47%
,
01/31/31
(a)
............ 205 201,997
IT Services — 0.7%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.07%
,
08/21/28 ................... 239 239,250
Asurion LLC, 1st Lien Term Loan B12 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.17%
,
09/19/30 ................... 114 114,255
Asurion LLC, 1st Lien Term Loan B13 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.97%
,
09/19/30 ................... 857 856,727
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.08%
,
01/19/29 ................... 427 418,362
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.25%
,
07/06/29 ................... 718 606,242
Clearwater Analytics LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.21%
,
04/21/32 ............. 238 237,957
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.84%
,
06/12/31 ........ 161 160,909
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.22%
,
05/30/31 ............. 784 785,694
Fortress Intermediate 3, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.78%
,
06/27/31 ............. 145 144,408
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.47%
,
05/30/31 ........ 245 245,191
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.47%
,
11/09/29 ........ 195 195,688
Security
Par (000)
Par (000) Value
IT Services (continued)
ION Platform Finance US, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.75%), 7.42%
,
09/30/32 ............ USD 852 $ 797,532
Iron Mountain, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.72%
,
01/31/31 ................... 115 114,564
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.97%
,
06/17/31 ............. 537 538,518
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 8.97%
,
06/07/32 ............. 88 87,032
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.09%
,
07/01/31 ................... 133 132,642
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
07/16/31 ............ 548 549,102
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.22%
,
07/31/31 ... 981 983,373
Shift4 Payments LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
06/30/32 ................... 149 149,402
X Corp., 1st Lien Term Loan B , (6-mo. CME
Term SOFR at 0.50% Floor + 6.50%),
10.45%
,
10/26/29 .................. 924 906,941
x.AI Corp., 1st Lien Term Loan , (6-mo. CME
Term SOFR at 0.00% Floor + 7.25%),
11.12%
,
06/28/30 .................. 554 545,958
8,809,747
Life Sciences Tools & Services — 0.0%
(a)
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.67%
,
07/03/28 ............. 129 130,077
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.67%
,
07/03/28 ............. 33 33,042
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
09/27/30 ................... 212 212,387
375,506
Machinery — 0.6%
(a)
Aggreko Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.87%
,
05/21/31 ............. 567 569,478
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 3.00% Floor
+ 0.50%; 3-mo. CME Term SOFR at 3.00%
Floor + 0.50% at 0.50% Floor + 0.00%),
6.85% - 6.87%
,
07/31/28 ............. 571 572,372
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.48%
,
03/15/30 ................... 113 112,992
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.17%
,
05/15/28
(f)
............. 55 55,110
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.47%
,
10/23/28 ............. 670 672,986
Generac Power Systems, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.62%
,
06/12/31 ............ 74 74,248

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
01/16/32 ............. USD 533 $ 534,761
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 7.59% - 7.92%
,
02/15/29 .. 1,021 1,027,339
Indicor LLC, 1st Lien Term Loan D , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.42%
,
11/22/29 ................... 192 192,540
Madison IAQ LLC, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.70%
,
06/21/28 ................... 830 833,368
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
5.83%
,
10/04/28 ................... 162 163,198
SPX FLOW, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.47%
,
04/05/29 ................... 676 677,558
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , 04/30/30
(n)
..................... 840 844,486
Vertiv Group Corp., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.61%
,
08/12/32 ............. 993 997,443
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.25%),
10.37% 12/18/28
(e) (l)
................. 215 25,778
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.87%
,
01/27/31 ............. 569 569,958
7,923,615
Media — 0.2%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.88%), 10.86%
,
05/30/31 ............. 420 419,289
Charter Communications Operating LLC, 1st Lien
Term Loan B4 , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.99%
,
12/09/30 ... 298 297,932
Charter Communications Operating LLC, 1st Lien
Term Loan B5 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.24%
,
12/15/31 ... 227 227,104
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.83%
,
08/23/28 ........ 162 161,798
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
04/15/27 ................... 825 719,361
DirecTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.10%
,
08/02/27 ............. 26 25,787
ECL Entertainment LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.72%
,
08/30/30 ............. 179 178,465
Fleet Midco I Ltd., 1st Lien Term Loan B2 , (6-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.79%
,
02/21/31
(f)
.................. 163 163,252
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.12%
,
05/23/29 ............. 2 1,599
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 4.75%), 8.67%
,
06/30/28 ............ 288 287,790
Security
Par (000)
Par (000) Value
Media (continued)
NEP Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.22%
,
10/17/31 ................... USD 350 $ 319,484
Outfront Media Capital LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
09/24/32 ............. 184 184,460
Telenet Financing USD LLC, Facility 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.86%
,
05/01/28 ........ 85 84,936
3,071,257
Multi-Utilities — 0.1%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.27%
,
03/03/32
(a)
........... 605 607,299
Oil, Gas & Consumable Fuels — 0.1%
(a)
Blackfin Pipeline LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.00%
,
10/01/32 ................... 118 118,098
Buckeye Partners LP, 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%
,
11/22/32 .............. 109 110,009
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.12%
,
12/21/28 ........ 523 524,984
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 5.94%
,
10/04/30 ............ 62 62,192
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.74%
,
02/06/30 ................... 205 205,577
Meade Pipeline Co LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.69%
,
09/22/32 ............. 66 66,330
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.59%
,
04/07/32 ................... 79 79,635
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 5.98%
,
10/05/28 ... 512 514,120
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.31%
,
06/16/32 ........ 64 64,190
1,745,135
Paper & Forest Products — 0.0%
Bradyplus Holdings LLC, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.00%
,
12/13/32
(a)
............ 569 562,360
Passenger Airlines — 0.2%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.13% , 04/20/28 ........... 227 227,502
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.13% , 05/28/32 ........... 166 166,893
Air Canada, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
5.72%
,
03/21/31 ................... 377 378,842
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.69% , 01/29/27 ........... 193 192,698
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.00% , 02/15/28 ........... 303 303,795

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.26% , 06/04/29 ........... USD 322 $ 322,375
JetBlue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.44%
,
08/13/29 ............. 271 259,093
Stonepeak Nile Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.16%
,
04/09/32 ............. 133 132,928
United Airlines, Inc., Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
02/24/31 ............. 283 283,692
2,267,818
Personal Care Products — 0.2%
Rainbow Finco SARL, Facility 1st Lien Term
Loan B2 , (6-mo. EURIBOR at 0.00% Floor +
3.50%), 5.56%
,
02/26/29
(a)
............ EUR 2,438 2,892,880
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.22%
,
08/02/32 ............ USD 538 541,685
Elanco Animal Health, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.62%
,
10/29/32 ............. 164 164,380
Endo Finance Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.47%
,
04/23/31 ............. 129 128,126
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.97%
,
05/05/28 ............. 497 498,620
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
5.97%
,
05/19/31 ................... 88 84,487
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
04/20/29 ............. 241 242,023
1,659,321
Professional Services — 0.4%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.72%
,
08/12/32 ................... 778 778,716
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
09/29/31 ............. 323 323,491
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.33%
,
06/02/28 ................... 485 484,893
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.47%
,
04/28/28 .. 571 571,767
Dayforce, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.84%
,
03/01/31
(f)
.................. 623 622,175
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.68%),
7.35%
,
06/22/29 ................... 157 157,749
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.84%
,
07/31/30 ............. 157 150,892
TransUnion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
06/24/31 ................... 584 585,075
Security
Par (000)
Par (000) Value
Professional Services (continued)
TransUnion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.47%
,
06/24/31 ................... USD 248 $ 248,512
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.67%
,
09/28/29 ... 294 290,328
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
11/26/31 .............. 549 544,642
4,758,240
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.75%), 6.47%
,
01/31/30
(a)
.. 117 117,556
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
07/06/29 ................... 111 111,246
MKS, Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
5.72%
,
08/17/29 ................... 351 352,215
Qnity Electronics, Inc., 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.70%
,
10/29/32 ............. 624 626,340
1,089,801
Software — 1.2%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
02/24/31 ............. 940 944,559
Avalara, Inc., 1st Lien Term Loan , 03/26/32
(n)
.. 243 244,196
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.34%
,
08/15/29 ............. 292 235,771
Boxer Parent Co., Inc., 1st Lien Term Loan ,
07/30/31
(n)
....................... 845 841,879
Capstone Borrower, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.75%
,
06/17/30 ............. 287 286,174
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.72%
,
01/23/32 ............ 689 691,137
Cloud Software Group, Inc., 1st Lien Term Loan
B
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92% , 03/21/31 ........... 688 688,862
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92% , 08/16/32 ........... 1,152 1,153,165
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.57%
,
10/09/28 ................... 122 115,907
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.52%
,
12/09/31 ............. 332 331,299
Darktrace Finco US LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.19%
,
10/09/31 ............. 100 100,052
Dawn Bidco LLC, 1st Lien Term Loan , 08/20/32
(n)
740 737,358
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.92%
,
06/26/31
(f)
............. 154 151,170

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.47%
,
10/09/29 ............. USD 802 $ 806,415
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.47%
,
11/15/32 .............. 133 133,873
Gen Digital, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.47% , 09/12/29 ........... 733 733,848
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47% , 04/16/32 ........... 218 218,014
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.22%
,
01/30/32 ............ 1,145 1,141,618
Kaseya, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
6.72%
,
03/22/32 ................... 870 869,962
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.72%
,
03/01/29 ................... 427 393,097
MH Sub I LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.25% , 05/03/28 ........... 163 151,037
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 7.97% , 12/31/31 ........... 147 125,141
Ping Identity Holding Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.59%
,
11/15/32 .............. 136 136,170
Planview Parent, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.18%
,
12/17/27 ............. 74 71,200
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.92%
,
08/31/28 ................... 870 873,598
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.93%
,
04/24/28 ................... 423 422,111
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
6.25%), 0.00% , 07/30/29 ........... 24 21,788
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 9.82% , 11/15/29 ............ 137 120,331
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
6.25%), 0.00% , 07/30/29 ........... 40 35,987
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.02% , 11/15/29
(f)
.......... 73 64,816
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.92%
,
05/09/31 ............. 873 877,949
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.34%
,
02/10/31 ................... 981 981,609
VS Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.09%
,
04/14/31 ................... 614 615,504
15,315,597
Security
Par (000)
Par (000) Value
Specialty Retail — 0.2%
(a)
Lavender Dutch Borrower Co. BV, 1st Lien Term
Loan B , (12-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.01%
,
12/02/32 ........ USD 218 $ 219,543
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 2.50%
Floor + 0.0%; 3-mo. CME Term SOFR at
2.50% Floor + 0.00% at 0.00% Floor +
0.00%), 6.22% - 6.32%
,
04/23/31 ........ 240 240,154
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 3.00%), 6.72%
,
05/04/28 ... 793 795,693
Peer Holding III BV, Facility 1st Lien Term Loan
B8 , (12-mo. CME Term SOFR at 0.00% Floor
+ 2.25%), 6.02%
,
09/29/32 ............ 88 88,073
Project Aurora US Finco, Inc., Facility 1st Lien
Term Loan B2 , (3-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.49%
,
09/30/32 ... 61 61,076
Pye-Barker Fire & Safety LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.21%
,
12/16/32 ............ 283 284,398
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.33% , 10/20/28 ........... 117 115,579
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.07% , 10/20/28 ........... 66 65,866
1,870,382
Technology Hardware, Storage & Peripherals — 0.1%
Finastra USA, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.72%
,
09/15/32
(a)
.................. 980 957,950
Tobacco — 0.0%
Savor Acquisition, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.84%
,
02/19/32
(a)
............ 16 16,053
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, 1st Lien Term Loan D , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.69%
,
07/27/28 ................... 544 545,189
Core & Main LP, 1st Lien Term Loan E , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.69%
,
02/10/31 ................... 174 173,916
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.67%
,
06/17/31 ................... 118 116,375
Herc Holdings, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.52%
,
06/02/32 ................... 72 72,255
QXO Building Products, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
04/30/32 ............. 113 112,847
TMK Hawk Parent Corp., 1st Lien Term Loan ,
(US Prime Rate + 0.00%), 11.00%
,
12/15/31
(f)
15 —
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.72%
,
06/29/29 ............. 443 180,503
1,201,085

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.22%
,
09/23/31 ................... USD 793 $ 796,451
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.75% Floor
+ 0.50%; 3-mo. CME Term SOFR at 2.75%
Floor + 0.50% at 0.50% Floor + 0.03%),
6.47% - 6.59%
,
07/01/31 ............. 340 341,469
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.27%
,
12/15/26
(f)
................. 173 171,420
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.67%
,
03/18/30 ................... 346 346,232
1,655,572
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 5.25%), 9.02%
,
08/09/32 ............ 140 139,500
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%
,
01/27/31 ............. 472 473,781
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.72%
,
10/06/32
(f)
............. 325 325,813
939,094
Total Floating Rate Loan Interests — 11 .6%
(Cost: $ 150,641,968 ) .............................. 149,632,551
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile , 6.44% ,
01/26/36
(c)
....................... 227 245,449
Empresa Nacional del Petroleo , 5.95% ,
07/30/34
(b)
....................... 245 255,643
501,092
Colombia — 0.0%
Ecopetrol SA , 8.88% , 01/13/33 ............ 311 330,904
Denmark — 0.0%
Orsted A/S (5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13% , 03/14/3024
(a) (c)
.......... EUR 100 120,715
France — 0.2%
Electricite de France SA
(a)(c)(j)
(BPISDS15 + 3.32%), 5.88% ........... GBP 200 270,322
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ........................ EUR 1,200 1,468,088
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.78%), 7.38% ........... GBP 300 414,449
2,152,859
Hong Kong — 0.0%
Airport Authority (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
2.10%
(a) (c) (j)
....................... USD 200 198,300
Hungary — 0.1%
(c)
Magyar Export-Import Bank Zrt. , 6.00% , 05/16/29 EUR 562 707,012
MVM Energetika Zrt. , 7.50% , 06/09/28 ...... USD 303 319,807
1,026,819
Security
Par (000)
Par (000) Value
Indonesia — 0.0%
(c)
Pertamina Persero PT , 4.18% , 01/21/50 ..... USD 200 $ 156,188
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
1.88% , 11/05/31 ................... EUR 200 209,921
4.38% , 02/05/50 ................... USD 200 159,032
525,141
Mexico — 0.1%
Petroleos Mexicanos
5.35% , 02/12/28 ................... 140 140,210
8.75% , 06/02/29 ................... 680 728,593
5.95% , 01/28/31 ................... 671 649,461
1,518,264
Morocco — 0.1%
OCP SA
5.13% , 06/23/51
(c)
.................. 333 274,649
7.50% , 05/02/54
(b)
.................. 538 594,479
869,128
Peru — 0.1%
(b)
Corp. Financiera de Desarrollo SA , 5.50% ,
05/06/30 ........................ 345 354,487
Petroleos del Peru SA , 4.75% , 06/19/32 ..... 449 334,083
688,570
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S , 8.25% ,
02/14/29
(c)
....................... 215 230,722
Total Foreign Agency Obligations — 0 .6%
(Cost: $ 7,590,723 ) ............................... 8,162,514
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic (The) , 0.75% , 07/09/30
(d)
.. 461 392,602
Armenia — 0.0%
Republic of Armenia , 6.75% , 03/12/35
(b)
...... 301 313,230
Bahrain — 0.0%
Kingdom of Bahrain , 5.45% , 09/16/32
(c)
...... 381 369,799
Barbados — 0.1%
Barbados Government Bond , 8.00% , 06/26/35
(b)
699 736,788
Benin — 0.1%
Benin Government Bond , 7.96% , 02/13/38
(b)
... 746 775,139
Brazil — 0.1%
Federative Republic of Brazil , 6.63% , 03/15/35 . 716 738,196
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00% , 03/05/37
(c)
. 420 417,060
Chile — 0.1%
Republic of Chile
3.75% , 01/14/32 ................... EUR 323 385,283
4.34% , 03/07/42 ................... USD 610 544,730
930,013
Colombia — 0.1%
Republic of Colombia
8.00% , 04/20/33 ................... 371 398,825
8.00% , 11/14/35 ................... 245 260,987
7.75% , 11/07/36 ................... 341 355,407
6.50% , 11/26/38 ................... EUR 330 375,212
1,390,431
Costa Rica — 0.0%
Republic of Costa Rica
6.55% , 04/03/34
(c)
.................. USD 297 323,299

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Costa Rica (continued)
7.30% , 11/13/54
(b)
.................. USD 312 $ 349,596
672,895
Dominican Republic — 0.1%
Dominican Republic Government Bond
(b)
4.50% , 01/30/30 ................... 800 782,475
7.05% , 02/03/31 ................... 568 609,998
6.95% , 03/15/37 ................... 347 373,198
1,765,671
Ecuador — 0.0%
Republic of Ecuador , 6.90% , 07/31/30
(b) (d)
..... 403 398,439
Egypt — 0.2%
Arab Republic of Egypt
5.63% , 04/16/30
(c)
.................. EUR 371 434,909
7.63% , 05/29/32
(c)
.................. USD 756 803,069
9.45% , 02/04/33
(b)
.................. 343 392,539
8.50% , 01/31/47
(b)
.................. 301 295,017
7.50% , 02/16/61
(b)
.................. 335 292,053
2,217,587
Gabon — 0.0%
Gabon Government Bond , 9.50% , 02/18/29
(c)
.. 335 289,986
Guatemala — 0.1%
Republic of Guatemala
(b)
5.25% , 08/10/29 ................... 290 292,537
7.05% , 10/04/32 ................... 565 619,523
6.60% , 06/13/36 ................... 290 311,393
6.25% , 08/15/36 ................... 355 371,423
1,594,876
Hungary — 0.1%
Hungary Government Bond
(b)
5.25% , 06/16/29 ................... 596 607,250
5.50% , 03/26/36 ................... 218 217,821
6.75% , 09/23/55 ................... 357 371,920
1,196,991
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III , 2.55% ,
06/09/31
(c)
....................... 200 181,600
Republic of Indonesia
3.88% , 01/15/33 ................... EUR 319 378,008
5.30% , 08/14/35
(c)
.................. AUD 250 163,876
4.75% , 07/18/47
(c)
.................. USD 200 187,125
910,609
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(c)
.................. 247 250,380
5.88% , 10/17/31
(c)
.................. EUR 703 832,362
8.08% , 04/01/36
(b)
.................. USD 397 428,785
8.25% , 01/30/37
(b)
.................. 201 218,304
1,729,831
Jordan — 0.0%
Hashemite Kingdom of Jordan , 7.50% ,
01/13/29
(b)
....................... 334 351,428
Kenya — 0.1%
Republic of Kenya
(b)
9.75% , 02/16/31 ................... 430 469,775
8.80% , 10/09/38 ................... 218 220,397
690,172
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond , 7.75% ,
06/03/30
(b)
....................... 415 426,931
Security
Par (000)
Par (000) Value
Latvia — 0.1%
Latvia Government Bond , 5.13% , 07/30/34
(b)
.. USD 696 $ 712,245
Mexico — 1.3%
Eagle Funding Luxco SARL , 5.50% , 08/17/30
(b)
. 13,783 14,017,311
Mex Bonos Desarr Fix Rt
5.38% , 03/22/33 ................... 565 559,762
5.63% , 09/22/35 ................... 956 944,289
United Mexican States
6.63% , 01/29/38 ................... 310 323,795
5.13% , 03/19/38 ................... EUR 274 320,495
16,165,652
Mongolia — 0.0%
State of Mongolia , 3.50% , 07/07/27
(c)
....... USD 200 193,750
Montenegro — 0.0%
Republic of Montenegro , 2.88% , 12/16/27
(c)
... EUR 315 362,914
Morocco — 0.1%
Kingdom of Morocco
2.38% , 12/15/27
(c)
.................. USD 329 315,840
5.95% , 03/08/28
(b)
.................. 311 320,233
4.75% , 04/02/35
(b)
.................. EUR 646 774,082
1,410,155
Nigeria — 0.1%
Federal Republic of Nigeria
10.38% , 12/09/34
(b)
................. USD 398 471,607
9.13% , 01/13/46
(b)
.................. 284 304,945
7.63% , 11/28/47
(c)
.................. 385 363,144
1,139,696
North Macedonia — 0.0%
Republic of North Macedonia , 6.96% , 03/13/27
(c)
EUR 269 327,589
Oman — 0.1%
Oman Government Bond , 6.75% , 01/17/48
(c)
.. USD 673 742,191
Pakistan — 0.0%
Islamic Republic of Pakistan , 6.00% , 04/08/26
(c)
200 199,376
Panama — 0.1%
Republic of Panama
7.50% , 03/01/31 ................... 613 679,511
6.40% , 02/14/35 ................... 535 563,442
1,242,953
Paraguay — 0.0%
Republic of Paraguay
(c)
2.74% , 01/29/33 ................... 322 287,868
5.60% , 03/13/48 ................... 237 229,149
517,017
Peru — 0.1%
Republic of Peru
2.78% , 01/23/31 ................... 553 511,801
1.86% , 12/01/32 ................... 527 435,434
947,235
Philippines — 0.0%
Republic of Philippines , 3.70% , 03/01/41 ..... 200 167,000
Poland — 0.1%
Republic of Poland
4.88% , 10/04/33 ................... 286 289,987
5.50% , 04/04/53 ................... 437 417,010
706,997
Republic of Turkiye — 0.1%
Republic of Turkiye (The) , 7.13% , 02/12/32 ... 685 725,415

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Romania — 0.2%
Romania Government Bond
5.25% , 11/25/27
(b)
.................. USD 296 $ 300,717
2.12% , 07/16/31
(c)
.................. EUR 763 786,557
6.25% , 09/10/34
(b)
.................. 659 813,668
6.75% , 07/11/39
(b)
.................. 293 358,207
6.50% , 10/07/45
(b)
.................. 409 477,484
2,736,633
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia , 5.00% , 01/18/53
(b)
.. USD 633 564,266
Serbia — 0.1%
Republic of Serbia
6.50% , 09/26/33
(c)
.................. 328 351,780
6.00% , 06/12/34
(b)
.................. 408 421,260
773,040
South Africa — 0.2%
Republic of South Africa
7.10% , 11/19/36
(b)
.................. 388 416,301
5.00% , 10/12/46 ................... 388 304,002
5.75% , 09/30/49 ................... 792 668,250
7.95% , 11/19/54
(b)
.................. 497 534,275
7.25% , 12/11/55
(b)
.................. 200 198,000
2,120,828
Sri Lanka — 0.0%
Sri Lanka Government Bond
(b)
4.00% , 04/15/28 ................... 30 28,436
3.10% , 01/15/30
(d)
.................. 33 31,269
3.35% , 03/15/33
(d)
.................. 65 55,499
3.60% , 06/15/35
(d)
.................. 44 33,199
3.60% , 05/15/36
(d)
.................. 30 27,527
3.60% , 02/15/38
(d)
.................. 61 55,153
231,083
Trinidad and Tobago — 0.1%
Republic of Trinidad & Tobago , 6.40% , 06/26/34
(b)
710 714,970
Ukraine — 0.0%
Ukraine Government Bond
(b)(d)
4.50% , 02/01/29 ................... 100 74,385
0.00% , 02/01/30 ................... 9 5,345
0.00% , 02/01/34 ................... 34 15,996
4.50% , 02/01/34 ................... 66 40,302
0.00% , 02/01/35 ................... 29 16,164
0.00% , 02/01/36 ................... 24 13,411
165,603
United Arab Emirates — 0.0%
United Arab Emirates Government Bond , 3.90% ,
09/09/50
(c)
....................... 480 362,714
Uruguay — 0.0%
Oriental Republic of Uruguay , 5.25% , 09/10/60 . 577 539,495
Uzbekistan — 0.1%
Republic of Uzbekistan
(b)
5.38% , 05/29/27 ................... EUR 383 459,882
7.85% , 10/12/28 ................... USD 296 316,714
776,596
Total Foreign Government Obligations — 4 .1%
(Cost: $ 49,886,411 ) ............................... 52,854,087
Security
Shares
Shares Value
Investment Companies
Invesco Senior Loan ETF
(p)
.............. 226,000 $ 4,746,000
iShares AAA CLO Active ETF
(q)
........... 300,000 15,523,380
iShares Floating Rate Bond ETF
(q)
......... 308,079 15,668,898
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(q)
...................... 258,556 24,893,772
iShares MSCI Emerging Markets ETF
(q)
...... 172,934 9,461,219
VanEck JPMorgan EM Local Currency Bond ETF 1,192,734 30,796,392
Total Investment Companies — 7 .9%
(Cost: $ 98,410,087 ) ............................... 101,089,661
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust
Series 2006-OA11, Class A1B, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.23%, 09/25/46
(a)
................ USD 1,041 1,027,560
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37 1,676 722,941
1,750,501
Commercial Mortgage-Backed Securities — 0.2%
(a)(b)
Hudson Yards Mortgage Trust, Series 2019-
55HY, Class F, 2.94%, 12/10/41 ......... 1,343 1,155,489
Velocity Commercial Capital Loan Trust
Series 2019-3, Class M2, 3.28%, 10/25/49 .. 1,369 1,272,532
Series 2019-3, Class M3, 3.38%, 10/25/49 .. 417 382,346
2,810,367
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Benchmark Mortgage Trust, Series 2019-B13,
Class XA, 1.08%, 08/15/57 ............ 23,740 741,398
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
.................. 8,700 26,956
768,354
Total Non-Agency Mortgage-Backed Securities — 0 .4%
(Cost: $ 6,070,633 ) ............................... 5,329,222
Beneficial Interest
(000)
Other Interests
(r)
Capital Markets — 0.0%
Millennium Corp. Claim
(f)
................ 811 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 4.7%
Banks — 2.7%
(a)(j)
Bank of America Corp.
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% .... 160 166,712
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% .... 10,005 10,162,139
Barclays plc
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.43%), 8.00% .... 8,115 8,658,470
(USISSO05 + 5.78%), 9.63% ........... 3,035 3,438,036

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Citigroup, Inc.
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ USD 100 $ 103,097
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 6,048 6,156,434
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ........................ 25 25,774
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ........................ 30 31,173
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 6.63% .... 40 40,651
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ........................ 25 26,367
PNC Financial Services Group, Inc. (The) , Series
W , (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25% ... 5,418 5,593,467
Wells Fargo & Co. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.77%), 6.85% .................... 26 27,170
34,429,490
Capital Markets — 1.8%
(a)
Brookfield Finance, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30% , 01/15/55 .............. 80 79,268
Deutsche Bank AG
(j)
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13%
(c)
....................... EUR 200 248,664
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38%
(c)
....................... 200 252,997
(5-Year EURIBOR ICE Swap Rate + 4.04%),
6.75%
(c)
....................... 200 240,035
Goldman Sachs Group, Inc. (The) , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.46%), 6.85%
(j)
............ USD 7,952 8,269,399
UBS Group AG
(b)(j)
(USISSO05 + 4.16%), 7.75% ........... 5,365 5,783,642
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25% .... 5,410 6,344,615
21,218,620
Consumer Finance — 0.0%
Volkswagen International Finance NV ,
(EUAMDB08 + 3.49%), 5.99%
(a) (c) (j)
....... EUR 200 243,217
Diversified REITs — 0.1%
Unibail-Rodamco-Westfield SE , (5-Year
EURIBOR ICE Swap Rate + 2.43%), 4.75%
(a) (c
) (j)
............................. 400 478,565
Electric Utilities — 0.0%
(a)
Duke Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45% , 09/01/54 .............. USD 17 17,843
EDP SA , (5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75% , 05/29/54
(c)
............ EUR 200 242,385
Electricite de France SA , (5-Year EURIBOR ICE
Swap Rate + 2.07%), 4.38%
(c) (j)
......... 100 116,289
NextEra Energy Capital Holdings, Inc. , (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 2.05%), 6.38% , 08/15/55 USD 35 36,129
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b) (j)
.................. USD 95 $ 103,725
516,371
Electrical Equipment — 0.0%
Prysmian SpA , (5-Year EURIBOR ICE Swap
Rate + 3.01%), 5.25%
(a) (c) (j)
............ EUR 300 366,957
Financial Services — 0.0%
(a)
Apollo Global Management, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00% , 12/15/54 ...... USD 40 39,500
Corebridge Financial, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38% , 09/15/54 .............. 28 28,214
67,714
Gas Utilities — 0.0%
AltaGas Ltd. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20% , 10/15/54
(a) (b)
................. 25 25,919
Independent Power and Renewable Electricity Producers — 0.0%
(a)
AES Corp. (The) , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60% , 01/15/55 .............. 33 33,607
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b) (j)
........................ 165 167,882
201,489
Insurance — 0.0%
NN Group NV , (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(a) (c) (j)
................ EUR 200 239,297
Multi-Utilities — 0.0%
(a)
CenterPoint Energy, Inc. , Series B , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85% , 02/15/55 ...... USD 10 10,665
Dominion Energy, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.21%), 6.63% , 05/15/55 .............. 10 10,305
Veolia Environnement SA , (5-Year EURIBOR ICE
Swap Rate + 1.84%), 4.32%
(c) (j)
......... EUR 100 116,943
137,913
Oil, Gas & Consumable Fuels — 0.1%
(a)
Energy Transfer LP
(j)
Series H , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ........................ USD 55 55,242
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ........................ 26 26,623
Sunoco LP , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(b) (j)
........................ 197 202,373
Var Energi ASA , (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86% , 11/15/83
(c)
........ EUR 614 792,242
Venture Global LNG, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.44%), 9.00%
(b) (j)
.................. USD 155 122,408
1,198,888
Passenger Airlines — 0.0%
Air France-KLM , (5-Year EURIBOR ICE Swap
Rate + 3.58%), 5.75%
(a) (c) (j)
............ EUR 200 238,090

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.0%
Bayer AG , Series NC5 , (5-Year EUR Swap
Annual + 3.43%), 6.63% , 09/25/83
(a) (c)
..... EUR 200 $ 249,456
Real Estate Management & Development — 0.0%
(a)(c)(j)
Heimstaden Bostad AB , (5-Year EUR Swap
Annual + 3.15%), 2.63% .............. 359 409,795
Vivion Investments SARL , (5-Year EURIBOR ICE
Swap Rate + 6.16%), 8.13% ........... 200 217,546
627,341
Total Capital Trusts — 4 .7%
(Cost: $ 56,769,087 ) ............................... 60,239,327
Shares
Shares
Preferred Stocks — 0.0%
Financial Services — 0.0%
Shift4 Payments, Inc. , 6.00% , 05/01/28
(k)
..... 193 15,442
IT Services — 0.0%
(e)(f)
Veritas Newco ....................... 710 16,682
Veritas Newco, Series G-1 ............... 490 11,278
27,960
Semiconductors & Semiconductor Equipment
— 0.0%
Microchip Technology, Inc. , 7.50% , 03/15/28
(k)
. 700 40,796
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC
(e) (f)
................ 59,619 1
Total Preferred Stocks — 0.0%
(Cost: $ 132,328 ) ................................. 84,199
Total Preferred Securities — 4 .7%
(Cost: $ 56,901,415 ) ............................... 60,323,526
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 23.7%
Uniform Mortgage-Backed Securities ,
6.00% , 01/25/56
(s)
.................. USD 297,875 $ 305,836,445
Total U.S. Government Sponsored Agency Securities — 23 .7%
(Cost: $ 304,833,174 ) .............................. 305,836,445
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(e) (f)
690 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 107.1%
(Cost: $ 1,373,889,709 ) ............................ 1,379,951,314
Short-Term Securities
Money Market Funds — 15.3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.65%
(q) (t)
................... 197,743,525 197,743,525
Total Short-Term Securities — 15 .3%
(Cost: $ 197,743,525 ) .............................. 197,743,525
Total Investments — 122 .4%
(Cost: $ 1,571,633,234 ) ............................ 1,577,694,839
Liabilities in Excess of Other Assets — (22.4) % ............ (288,525,686)
Net Assets — 100.0% ...............................
$ 1,289,169,153
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $92,512, representing less than 0.05% of its net assets as of period end, and an original cost of $0.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Convertible security.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Rounds to less than 1,000.
(p)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(q)
Affiliate of the Fund.
(r)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)
Represents or includes a TBA transaction.
(t)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 31,057,749 $ 166,685,776
(a)
$ — $ — $ — $ 197,743,525 197,743,525 $ 572,800 $ —
iShares AAA CLO Active ETF . 15,589,500 — — — (66,120) 15,523,380 300,000 268,972 —
iShares Floating Rate Bond
ETF ................ 15,738,216 — — — (69,318) 15,668,898 308,079 249,346 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 24,611,946 — — — 281,826 24,893,772 258,556 404,687 —
iShares MSCI Emerging
Markets ETF .......... — 22,165,817 (13,000,137) 213,384 82,155 9,461,219 172,934 131,995 —
$ 213,384 $ 228,543 $ 263,290,794 $ 1,627,800 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 221 03/20/26 $ 24,849 $ (75,384)
U.S. Treasury 10-Year Ultra Note ............................................... 235 03/20/26 27,029 (34,934)
U.S. Treasury Long Bond ..................................................... 496 03/20/26 57,335 (362,785)
U.S. Treasury Ultra Bond ..................................................... 406 03/20/26 47,908 (706,226)
U.S. Treasury 2-Year Note .................................................... 171 03/31/26 35,703 30,298
U.S. Treasury 5-Year Note .................................................... 3,301 03/31/26 360,815 (78)
(1,149,109)
Short Contracts
U.S. Treasury 10-Year Note ................................................... 488 03/20/26 54,870 180,580
U.S. Treasury 10-Year Ultra Note ............................................... 487 03/20/26 56,013 128,193
U.S. Treasury Long Bond ..................................................... 434 03/20/26 50,168 340,123
U.S. Treasury Ultra Bond ..................................................... 580 03/20/26 68,440 910,313
U.S. Treasury 2-Year Note .................................................... 336 03/31/26 70,153 (49,934)
1,509,275
$ 360,166
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 8,680,000 USD 10,192,558 Morgan Stanley & Co. International plc 01/15/26 $ 13,077
SEK 100,000 USD 10,790 Morgan Stanley & Co. International plc 01/15/26 78
USD 707,226 EUR 600,000 JPMorgan Chase Bank NA 01/15/26 1,767
USD 105,846 EUR 90,000 UBS AG 01/15/26 27
EUR 304,239 USD 356,206 Barclays Bank plc 01/16/26 1,525
EUR 604,859 USD 702,093 Goldman Sachs International 01/16/26 9,114
USD 57,816 EUR 48,864 JPMorgan Chase Bank NA 03/18/26 197
USD 315,395 EUR 267,000 Morgan Stanley & Co. International plc 03/18/26 556
USD 14,512 GBP 10,746 JPMorgan Chase Bank NA 03/18/26 30
26,371
EUR 690,000 USD 811,846 BNP Paribas SA 01/15/26 (569)
USD 870,604 CHF 690,000 Goldman Sachs International 01/15/26 (1,455)
USD 111,456,143 EUR 94,890,000 Citibank NA 01/15/26 (112,140)
USD 656,950 EUR 560,000 Morgan Stanley & Co. International plc 01/15/26 (1,478)
USD 240,689 GBP 180,000 Bank of America NA 01/15/26 (1,940)
USD 13,301,370 GBP 9,950,000 Barclays Bank plc 01/15/26 (110,593)
USD 373,200 EUR 319,278 Barclays Bank plc 01/16/26 (2,215)
USD 380,131 EUR 325,166 Citibank NA 01/16/26 (2,207)
USD 318,011 EUR 275,000 Morgan Stanley & Co. International plc 01/16/26 (5,340)
USD 8,632,741 EUR 7,386,795 UBS AG 01/16/26 (52,819)
USD 1,311,540 AUD 1,980,000 Citibank NA 03/18/26 (9,921)
USD 772,463 EUR 660,000 JPMorgan Chase Bank NA 03/18/26 (5,792)
(306,469)
$ (280,098)

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 66,050 $ 5,327,960 $ 2,582,934 $ 2,745,026
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Goldman Sachs
International 06/20/26 NR EUR 100 $ 1,053 $ (659) $ 1,712
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 103 4,833 4,432 401
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 195 31,758 21,172 10,586
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 253 41,204 38,410 2,794
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 106 20,296 16,718 3,578
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 106 20,269 13,259 7,010
Eutelsat SA .......... 5 .00 Quarterly Deutsche Bank AG 12/20/30 NR EUR 100 21,565 14,646 6,919
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 243 33,172 23,299 9,873
$ 174,150 $ 131,277 $ 42,873
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 03/20/26 USD 1,000 $ 39,874 $ (3,183) $ 43,057
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 06/20/26 USD 4,000 59,735 (26,831) 86,566
$ 99,609 $ (30,014) $ 129,623
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .79%

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 266,694,654 $ — $ 266,694,654
Common Stocks
Commercial Services & Supplies ............................. — — 9,568 9,568
Financial Services ...................................... — — 84,802 84,802
Food Products ......................................... — 31,146 — 31,146
Hotels, Restaurants & Leisure .............................. — — 48,411 48,411
IT Services ........................................... — — 293,868 293,868
Machinery ............................................ — — — —
Media ............................................... — — 92,512 92,512
Metals & Mining ........................................ 67,841 — — 67,841
Oil, Gas & Consumable Fuels ............................... 116,616 — — 116,616
Specialized REITs ...................................... 95,805 — — 95,805
Trading Companies & Distributors ............................ — — 39,802 39,802
Wireless Telecommunication Services ......................... — 138,304 — 138,304
Corporate Bonds
Aerospace & Defense .................................... — 2,116,714 — 2,116,714
Air Freight & Logistics .................................... — 39,788 — 39,788
Automobile Components .................................. — 5,668,222 — 5,668,222
Automobiles .......................................... — 8,793,961 — 8,793,961
Banks ............................................... — 68,537,528 — 68,537,528
Biotechnology ......................................... — 1,206,491 — 1,206,491
Broadline Retail ........................................ — 1,968,044 — 1,968,044
Building Products ....................................... — 2,487,444 — 2,487,444
Capital Markets ........................................ — 54,910,956 — 54,910,956
Chemicals ............................................ — 7,148,572 — 7,148,572
Commercial Services & Supplies ............................. — 6,936,797 — 6,936,797
Communications Equipment ................................ — 107,309 — 107,309
Construction & Engineering ................................ — 1,827,826 — 1,827,826
Construction Materials .................................... — 323,144 — 323,144
Consumer Finance ...................................... — 8,144,069 — 8,144,069
Consumer Staples Distribution & Retail ........................ — 3,680,318 — 3,680,318
Containers & Packaging .................................. — 3,496,520 — 3,496,520
Distributors ........................................... — 102,033 — 102,033
Diversified Consumer Services .............................. — 1,267,374 — 1,267,374
Diversified REITs ....................................... — 7,831,322 — 7,831,322
Diversified Telecommunication Services ........................ — 8,807,570 — 8,807,570
Electric Utilities ........................................ — 8,858,241 — 8,858,241
Electrical Equipment ..................................... — 63,213 — 63,213
Electronic Equipment, Instruments & Components ................. — 229,874 — 229,874

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

Level 1 Level 2 Level 3 Total
Energy Equipment & Services .............................. $ — $ 1,674,611 $ — $ 1,674,611
Entertainment ......................................... — 1,398,913 — 1,398,913
Financial Services ...................................... — 17,377,539 — 17,377,539
Food Products ......................................... — 1,987,889 — 1,987,889
Gas Utilities ........................................... — 279,218 — 279,218
Ground Transportation ................................... — 7,082,110 — 7,082,110
Health Care Equipment & Supplies ........................... — 933,502 — 933,502
Health Care Providers & Services ............................ — 2,577,528 — 2,577,528
Health Care REITs ...................................... — 536,052 — 536,052
Health Care Technology .................................. — 73,144 — 73,144
Hotel & Resort REITs .................................... — 614,322 — 614,322
Hotels, Restaurants & Leisure .............................. — 13,171,984 — 13,171,984
Household Durables ..................................... — 7,284,421 — 7,284,421
Independent Power and Renewable Electricity Producers ............ — 1,316,837 — 1,316,837
Industrial REITs ........................................ — 208,628 — 208,628
Insurance ............................................ — 9,453,445 — 9,453,445
Interactive Media & Services ............................... — 125,187 — 125,187
IT Services ........................................... — 25,596,863 — 25,596,863
Life Sciences Tools & Services .............................. — 14,309 — 14,309
Machinery ............................................ — 1,343,597 — 1,343,597
Media ............................................... — 6,769,442 — 6,769,442
Metals & Mining ........................................ — 6,992,057 — 6,992,057
Mortgage Real Estate Investment Trusts (REITs) .................. — 148,466 — 148,466
Multi-Utilities .......................................... — 4,405,204 — 4,405,204
Office REITs .......................................... — 953,995 — 953,995
Oil, Gas & Consumable Fuels ............................... — 26,265,123 — 26,265,123
Paper & Forest Products .................................. — 3,141,725 — 3,141,725
Passenger Airlines ...................................... — 1,115,163 — 1,115,163
Personal Care Products .................................. — 676,666 — 676,666
Pharmaceuticals ....................................... — 11,488,668 — 11,488,668
Professional Services .................................... — 330,016 — 330,016
Real Estate Management & Development ....................... — 7,224,118 — 7,224,118
Retail REITs .......................................... — 55,345 — 55,345
Semiconductors & Semiconductor Equipment .................... — 4,399,760 — 4,399,760
Software ............................................. — 9,812,796 — 9,812,796
Specialized REITs ...................................... — 8,498,705 — 8,498,705
Specialty Retail ........................................ — 5,982,675 — 5,982,675
Technology Hardware, Storage & Peripherals .................... — 135,471 — 135,471
Textiles, Apparel & Luxury Goods ............................ — 2,436,839 — 2,436,839
Tobacco ............................................. — 12,308,843 — 12,308,843
Trading Companies & Distributors ............................ — 810,669 — 810,669
Transportation Infrastructure ............................... — 199,600 — 199,600
Wireless Telecommunication Services ......................... — 16,466,461 — 16,466,461
Fixed Rate Loan Interests ................................... — 788,743 — 788,743
Floating Rate Loan Interests
Aerospace & Defense .................................... — 5,393,246 101,829 5,495,075
Automobile Components .................................. — 2,726,341 — 2,726,341
Automobiles .......................................... — 453,566 — 453,566
Beverages ........................................... — 990,703 — 990,703
Biotechnology ......................................... — 786,252 — 786,252
Broadline Retail ........................................ — 793,958 — 793,958
Building Products ....................................... — 2,381,984 — 2,381,984
Capital Markets ........................................ — 4,912,626 424,149 5,336,775
Chemicals ............................................ — 5,512,617 196,473 5,709,090
Commercial Services & Supplies ............................. — 6,627,822 242,327 6,870,149
Communications Equipment ................................ — 390,545 — 390,545
Construction & Engineering ................................ — 820,954 — 820,954
Construction Materials .................................... — 2,498,076 221,829 2,719,905
Consumer Staples Distribution & Retail ........................ — 391,197 — 391,197
Containers & Packaging .................................. — 2,784,410 — 2,784,410
Distributors ........................................... — 100,897 — 100,897
Diversified Consumer Services .............................. — 1,339,812 — 1,339,812
Diversified REITs ....................................... — 152,805 — 152,805
Diversified Telecommunication Services ........................ — 3,494,844 — 3,494,844
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

Level 1 Level 2 Level 3 Total
Electric Utilities ........................................ $ — $ 1,266,598 $ — $ 1,266,598
Electrical Equipment ..................................... — 30,137 — 30,137
Electronic Equipment, Instruments & Components ................. — 347,356 350,238 697,594
Energy Equipment & Services .............................. — 491,143 — 491,143
Entertainment ......................................... — 3,953,965 317,841 4,271,806
Financial Services ...................................... — 7,139,566 37,138 7,176,704
Food Products ......................................... — 2,686,011 — 2,686,011
Gas Utilities ........................................... — 141,772 — 141,772
Ground Transportation ................................... — 1,378,755 — 1,378,755
Health Care Equipment & Supplies ........................... — 943,959 — 943,959
Health Care Providers & Services ............................ — 3,866,180 64,320 3,930,500
Health Care Technology .................................. — 2,183,209 163,471 2,346,680
Hotels, Restaurants & Leisure .............................. — 9,904,769 495,330 10,400,099
Household Durables ..................................... — 798,872 — 798,872
Independent Power and Renewable Electricity Producers ............ — 1,344,756 — 1,344,756
Industrial Conglomerates .................................. — 2,159,023 — 2,159,023
Insurance ............................................ — 7,790,615 — 7,790,615
Interactive Media & Services ............................... — 201,997 — 201,997
IT Services ........................................... — 8,809,747 — 8,809,747
Life Sciences Tools & Services .............................. — 375,506 — 375,506
Machinery ............................................ — 7,868,505 55,110 7,923,615
Media ............................................... — 2,908,005 163,252 3,071,257
Multi-Utilities .......................................... — 607,299 — 607,299
Oil, Gas & Consumable Fuels ............................... — 1,745,135 — 1,745,135
Paper & Forest Products .................................. — 562,360 — 562,360
Passenger Airlines ...................................... — 2,267,818 — 2,267,818
Personal Care Products .................................. — 2,892,880 — 2,892,880
Pharmaceuticals ....................................... — 1,659,321 — 1,659,321
Professional Services .................................... — 4,136,065 622,175 4,758,240
Real Estate Management & Development ....................... — 117,556 — 117,556
Semiconductors & Semiconductor Equipment .................... — 1,089,801 — 1,089,801
Software ............................................. — 15,099,611 215,986 15,315,597
Specialty Retail ........................................ — 1,870,382 — 1,870,382
Technology Hardware, Storage & Peripherals .................... — 957,950 — 957,950
Tobacco ............................................. — 16,053 — 16,053
Trading Companies & Distributors ............................ — 1,201,085 — 1,201,085
Transportation Infrastructure ............................... — 1,484,152 171,420 1,655,572
Wireless Telecommunication Services ......................... — 613,281 325,813 939,094
Foreign Agency Obligations ................................. — 8,162,514 — 8,162,514
Foreign Government Obligations .............................. — 52,854,087 — 52,854,087
Investment Companies .................................... 101,089,661 — — 101,089,661
Non-Agency Mortgage-Backed Securities ........................ — 5,329,222 — 5,329,222
Other Interests .......................................... — — — —
Preferred Securities
Banks ............................................... — 34,429,490 — 34,429,490
Capital Markets ........................................ — 21,218,620 — 21,218,620
Consumer Finance ...................................... — 243,217 — 243,217
Diversified REITs ....................................... — 478,565 — 478,565
Electric Utilities ........................................ — 516,371 — 516,371
Electrical Equipment ..................................... — 366,957 — 366,957
Financial Services ...................................... — 83,156 — 83,156
Gas Utilities ........................................... — 25,919 — 25,919
Independent Power and Renewable Electricity Producers ............ — 201,489 — 201,489
Insurance ............................................ — 239,297 — 239,297
IT Services ........................................... — — 27,960 27,960
Multi-Utilities .......................................... — 137,913 — 137,913
Oil, Gas & Consumable Fuels ............................... — 1,198,888 — 1,198,888
Passenger Airlines ...................................... — 238,090 — 238,090
Pharmaceuticals ....................................... — 249,456 — 249,456
Real Estate Management & Development ....................... — 627,341 — 627,341
Semiconductors & Semiconductor Equipment .................... — 40,796 — 40,796
Wireless Telecommunication Services ......................... — — 1 1
U.S. Government Sponsored Agency Securities .................... — 305,836,445 — 305,836,445
Warrants .............................................. — — — —
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Income Fund

Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 197,743,525 $ — $ — $ 197,743,525
Unfunded Floating Rate Loan Interests
(a)
........................... — 2,390 235 2,625
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (1,214) — (1,214)
$ 299,113,448 $ 1,273,816,942 $ 4,765,860 $ 1,577,696,250
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 2,787,899 $ — $ 2,787,899
Foreign currency exchange contracts ............................ — 26,371 — 26,371
Interest rate contracts ....................................... 1,589,507 129,623 — 1,719,130
Liabilities
Foreign currency exchange contracts ............................ — (306,469) — (306,469)
Interest rate contracts ....................................... (1,229,341) — — (1,229,341)
$ 360,166 $ 2,637,424 $ — $ 2,997,590
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
SEK Swedish Krona
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EM Emerging Markets
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SAB Special Assessment Bonds
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)